UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund
Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2009

Date of reporting period: 04/30/2009

Item 1 –	Report to Stockholders

Annual Report
April 30, 2009

Funds For Institutions Series

FFI Premier Institutional Fund

FFI Institutional Fund

FFI Select Institutional Fund

FFI Government Fund

FFI Treasury Fund

FFI Institutional Tax-Exempt Fund

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month

US equities (S&P 500 Index)	(8.53)%	(35.31)%

Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)

International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information	Funds For Institutions Series

Name Changes

Effective May 4, 2009, Funds for Institutions Series (the “Trust”) and the six series thereof (each a “Fund”) had name changes as listed below. The new Trust and Fund names are reflected throughout this annual report to shareholders. Please note that each Fund will continue to be managed in the same way, with no change in investment objective.

Former Trust/Fund Name	New Trust/Fund Name

Merrill Lynch Funds For Institutions Series	Funds For Institutions Series
Merrill Lynch Premier Institutional Fund	FFI Premier Institutional Fund
Merrill Lynch Institutional Fund	FFI Institutional Fund
Merrill Lynch Select Institutional Fund	FFI Select Institutional Fund
Merrill Lynch Government Fund	FFI Government Fund
Merrill Lynch Treasury Fund	FFI Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund	FFI Institutional Tax-Exempt Fund

Seven-Day Yields

As of April 30, 2009

FFI Premier Institutional Fund	0.71%
FFI Institutional Fund	0.67
FFI Select Institutional Fund	0.71
FFI Government Fund	0.26
FFI Treasury Fund	0.02
FFI Institutional Tax-Exempt Fund	0.71

Portfolio Composition as of April 30, 2009

FFI Government Fund	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	51%
Repurchase Agreements	45
U.S. Treasury Obligations	4

Total	100%

FFI Treasury Fund	Percent of Net Assets

U.S. Treasury Obligations	100%

Total	100%

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which are based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Annualized Expense Ratio

Actual

FFI Premier Institutional Fund	$1,000	$1,007.40	$0.85	0.17%

FFI Institutional Fund	$1,000	$1,007.10	$1.05	0.21%

FFI Select Institutional Fund	$1,000	$1,007.30	$0.85	0.17%

FFI Government Fund	$1,000	$1,003.50	$1.29	0.26%

FFI Treasury Fund	$1,000	$1,001.00	$1.14	0.23%

FFI Institutional Tax-Exempt Fund	$1,000	$1,003.90	$1.04	0.21%

Hypothetical (5% annual return before expenses)[2]

FFI Premier Institutional Fund	$1,000	$1,023.94	$0.85	0.17%

FFI Institutional Fund	$1,000	$1,023.74	$1.05	0.21%

FFI Select Institutional Fund	$1,000	$1,023.94	$0.85	0.17%

FFI Government Fund	$1,000	$1,023.49	$1.30	0.26%

FFI Treasury Fund	$1,000	$1,023.64	$1.15	0.23%

FFI Institutional Tax-Exempt Fund	$1,000	$1,023.74	$1.05	0.21%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	5

Schedule of Investments April 30, 2009	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (a):
1.10%, 5/06/09	$159,550	$159,525,624
1.20%, 5/11/09	250,000	249,916,667
1.20%, 5/13/09	150,000	149,940,000
0.45%, 5/18/09	30,000	29,993,625
0.45%, 5/20/09	250,000	249,940,625
1.30%, 6/22/09	125,000	124,765,278
0.58%, 7/27/09	200,000	199,719,667
0.58%, 8/05/09	45,000	44,930,400
Federal Farm Credit Bank Variable Rate Notes (b):
0.30%, 9/15/09	175,000	174,996,843
0.31%, 11/16/09	150,000	150,000,000
0.49%, 7/06/10	60,000	60,000,000
0.78%, 4/27/11	40,000	40,000,000
Federal Home Loan Bank Bonds (a):
1.10%, 3/16/10	71,250	71,180,257
0.90%, 4/07/10	140,000	139,920,869
0.82%, 4/28/10	84,000	83,983,338
Federal Home Loan Bank Discount Notes (b):
1.18%, 6/01/09	190,000	189,806,939
1.21%, 6/08/09	65,000	64,916,981
0.30%, 6/15/09	483,000	482,818,875
0.34%, 8/03/09	150,000	149,866,833
0.59%, 8/03/09	50,000	49,922,972
0.59%, 9/04/09	5,000	4,989,675
0.58%, 9/08/09	192,000	191,597,867
0.59%, 9/09/09	58,000	57,875,477
0.58%, 9/11/09	73,000	72,843,577
0.80%, 11/18/09	28,000	27,874,933
Federal Home Loan Bank Variable Rate Notes (b):
1.06%, 6/04/09	50,000	49,997,884
0.96%, 7/14/09	100,000	100,003,822
0.71%, 2/05/10	300,000	300,000,000
0.73%, 2/05/10	250,000	250,000,000
0.83%, 2/26/10	272,500	272,500,000
1.00%, 7/09/10	350,000	349,916,455
1.11%, 10/08/10	200,000	199,913,394
0.67%, 11/08/10	70,000	69,989,395
Freddie Mac Discount Notes (a):
0.47%, 6/18/09	150,000	149,906,000
0.48%, 6/22/09	150,000	149,896,000
0.58%, 9/08/09	47,500	47,400,514
0.59%, 9/08/09	23,000	22,950,997
0.70%, 9/21/09	80,000	79,777,556
Freddie Mac Variable Rate Notes (b):
0.37%, 9/28/09	68,830	68,822,989
1.04%, 7/14/10	260,000	259,890,824
1.23%, 8/24/10	67,555	67,558,822
1.24%, 9/03/10	50,570	50,556,396
1.19%, 9/24/10	90,000	90,003,485
1.19%, 12/30/10	165,000	165,162,330
1.27%, 4/01/11	50,000	50,092,002

Total U.S. Government Sponsored Agency Obligations — 51.4%		6,015,666,187

U.S. Treasury Obligations (a)	Par (000)	Value

U.S. Treasury Bills:
0.22%, 6/18/09	$2,500	$2,499,268
0.42%, 10/01/09	200,000	199,643,000
0.71%, 12/17/09	290,000	288,693,792

Total U.S. Treasury Obligations — 4.2%		490,836,060

Repurchase Agreements

Bank of America Securities LLC, 0.17%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $95,000,449, collateralized by Fannie Mae, 5.00% – 6.00% due 6/01/35 – 9/01/37)	95,000	95,000,000
Barclays Capital Inc., 0.16%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $108, 277,481, collateralized by US Treasury Notes, 2% due 11/30/13)	108,277	108,277,000
Barclays Capital Inc., 0.23%, 5/13/09 (Purchased on 4/09/09 to be repurchased at $450,097,750, collateralized by Fannie Mae, 3.606% – 6.50% due 11/01/19 to 5/01/39, Freddie Mac Giant, 4.00% – 7.00% due 10/01/18 to 10/01/38 and GNMA, 5.50% – 6.00% due 6/15/37 – 3/15/39)	450,000	450,000,000
Credit Suisse Securities (USA) LLC, 0.17%, 05/07/09 (Purchased on 4/30/09 to be repurchased at $600,019,833, collateralized by Fannie Mae Strip, 0.00% – 4.96% due 5/01/32 to 4/01/38)	600,000	600,000,000
Deutsche Bank Securities Inc., 0.17%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $257,346,215, collateralized by Fannie Mae, 3.50% – 9.00% due 11/01/11 to 4/01/39, Freddie Mac, 4.17% – 7.00% due 3/01/35 to 3/01/39 and GNMA, 5.50% – 7.00% due 7/20/33 to 12/15/38)	257,345	257,345,000
Deutsche Bank Securities Inc., 0.24%, 5/11/09 (Purchased on 4/09/09 to be repurchased at $475,101,333, collateralized by Fannie Mae, 3.50% – 9.00% due 11/01/11 to 4/01/39, Freddie Mac, 4.17% – 7.00% due 3/01/35 to 3/01/39 and GNMA, 5.50% – 7.00% due 7/20/33 to 12/15/38)	475,000	475,000,000
Deutsche Bank Securities Inc., 0.36%, 7/06/09 (Purchased on 4/02/09 to be repurchased at $380,361,000, collateralized by Fannie Mae, 3.50% – 9.00% due 11/01/11 to 4/01/39, Freddie Mac, 4.17% – 7.00% due 3/01/35 to 3/01/39 and GNMA, 5.50% – 7.00% due 7/20/33 to 12/15/38)	380,000	380,000,000
Goldman Sachs & Co., 0.17%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $80,000,378, collateralized by Freddie Mac Strip, 0.00% – 6.00% due 1/01/29 – 7/15/38)	80,000	80,000,000
Greenwich Capital Markets Inc., 0.18%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $180,000,900, collateralized by Fannie Mae Strip, 0.00% due 3/01/35 – 6/01/38)	180,000	180,000,000
Greenwich Capital Markets Inc., 0.36%, 7/07/09 (Purchased on 4/07/09 to be repurchased at $600,546,000, collateralized by Fannie Mae Strip, 0.00% due 10/01/32 – 10/01/48)	600,000	600,000,000

See Notes to Financial Statements.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Greenwich Capital Markets Inc., 0.28%, 7/15/09 (Purchased on 4/15/09 to be repurchased at $475,336,194, collateralized by Fannie Mae Strip, 0.00% due 8/01/27 – 1/01/39)	$475,000	$475,000,000
HSBC Securities (USA) Inc., 0.14%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $65,000,253, collateralized by US Treasury Notes, 0.875% due 4/30/11)	65,000	65,000,000
JPMorgan Securities Inc., 0.14%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $100,000,389, collateralized by US Treasury Bills, 0.00% due 8/20/09)	100,000	100,000,000
Mizuho Securities USA LLC, 0.15%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $100,000,417, collateralized by US Treasury Bills, 0.00% due 8/06/09)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.14%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $13,412,052, collateralized by FNMA, 6.155% – 6.50% due 8/01/36 – 7/01/37)	13,412	13,412,000
UBS Securities LLC, 0.16%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $80,000,356, collateralized by Freddie Mac, 5.00% due 4/01/39)	80,000	80,000,000
UBS Securities LLC, 0.25%, 5/12/09 (Purchased on 4/09/09 to be repurchased at $225,051,563, collateralized by Freddie Mac, 4.50% – 6.00% due 4/01/24 – 4/01/39)	225,000	225,000,000
UBS Securities LLC, 0.18%, 6/01/09 (Purchased on 4/30/09 to be repurchased at $400,064,000, collateralized by Freddie Mac, 4.00% – 7.00% due 7/01/19 – 12/01/38)	400,000	400,000,000
UBS Securities LLC, 0.36%, 7/02/09 (Purchased on 4/07/09 to be repurchased at $200,172,000, collateralized by Fannie Mae, 4.00% – 6.50% due 4/01/24 – 8/01/38)	200,000	200,000,000
UBS Securities LLC, 0.25%, 7/13/09 (Purchased on 4/17/09 to be repurchased at $170,102,708, collateralized by Fannie Mae, 5.50% – 6.00% due 6/01/33 – 9/01/38)	170,000	170,000,000
UBS Securities LLC, 0.25%, 7/22/09 (Purchased on 4/24/09 to be repurchased at $80,049,444, collateralized by Freddie Mac, 4.50% – 5.00% due 4/01/39)	80,000	80,000,000
UBS Securities LLC, 0.26%, 7/23/09 (Purchased on 4/22/09 to be repurchased at $120,079,733, collateralized by Freddie Mac, 4.50% – 5.00% due 4/01/39)	120,000	120,000,000

Total Repurchase Agreements — 44.9%		5,254,034,000

Total Investments (Cost — $11,760,536,247*) — 100.5%		11,760,536,247
Liabilities in Excess of Other Assets — (0.5)%		(52,820,085)

Net Assets — 100.0%		$11,707,716,162

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Effective May 1,2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$11,760,536,247
Level 3	—

Total	$11,760,536,247

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	7

Schedule of Investments April 30, 2009	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.27%, 5/07/09	$444,541	$444,520,996
0.31%, 5/07/09	240,000	239,987,620
0.99%, 5/07/09	145,484	145,459,983
0.34%, 5/14/09	800,000	799,901,778
0.21%, 5/21/09	78,953	78,943,789
0.24%, 5/21/09	150,000	149,980,417
0.27%, 5/21/09	1,198	1,197,817
0.33%, 5/21/09	634,000	633,885,528
0.30%, 5/28/09	702,351	702,192,971
0.28%, 6/04/09	898,392	898,154,425
0.29%, 6/04/09	39,708	39,696,956
0.20%, 6/11/09	125,000	124,971,528
0.21%, 6/11/09	1,614	1,613,613
0.22%, 6/11/09	200,000	199,951,028
0.24%, 6/11/09	240,000	239,934,400
0.25%, 6/18/09	853,854	853,569,382
0.19%, 6/25/09	300,000	299,911,771
0.21%, 6/25/09	300,000	299,906,042
0.23%, 6/25/09	126,000	125,955,629
0.27%, 6/25/09	100,000	99,958,597
0.20%, 7/02/09	710,098	709,859,525
0.17%, 7/09/09	10,432	10,428,601
0.20%, 7/09/09	626,335	626,094,905
0.18%, 7/16/09	554,238	554,027,390
0.14%, 7/23/09	363,141	363,027,972
0.14%, 7/30/09	351,000	350,881,537
0.35%, 7/30/09	250,000	249,784,375
0.46%, 8/06/09	290	289,641
0.44%, 8/13/09	100,000	99,871,589
0.40%, 10/08/09	50,000	49,910,111
0.41%, 10/08/09	50,000	49,910,000
0.28%, 10/15/09	10,000	9,987,011
0.33%, 10/22/09	100,000	99,840,500
0.35%, 10/22/09	73,000	72,876,508

U.S. Treasury Notes, 4.88%, 5/15/09	226,420	226,828,572

Total Investments (Cost — $9,853,312,507*) — 99.8%		9,853,312,507
Other Assets in Excess of Liabilities — 0.2%		21,852,308

Net Assets — 100.0%		$9,875,164,815

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective May 1,2008,the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$9,853,312,507
Level 3	—

Total	$9,853,312,507

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2009	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets

Investments at value — Master Premier Institutional Portfolio[1]	$17,313,345,376	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$23,357,638,755	$2,626,550,182	—	—	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$14,885,724,726
Investments at value — unaffiliated[2]	—	—	—	$6,506,502,247	$9,853,312,507	—
Repurchase agreements at value — unaffiliated[3]	—	—	—	5,254,034,000	—	—
Cash	—	—	—	15,002,895	17,849,263	—
Interest receivable	—	—	—	3,401,017	5,096,069	—
Prepaid expenses	2,567,839	3,561,681	—	1,927,265	741,435	2,920,268

	17,315,913,215	23,361,200,436	2,626,550,182	11,780,867,424	9,876,999,274	14,888,644,994

Liabilities

Income dividends payable	2,080,741	1,444,101	790,716	361,855	—	172,449
Investments purchased payable	—	—	—	69,989,395	—	—
Administration fees payable	1,471,315	2,918,640	218,590	—	—	1,802,417
Investment advisory fees payable	—	—	—	2,145,007	1,795,769	—
Other accrued expenses payable	269,500	498,242	132,776	655,005	38,690	344,416

	3,821,556	4,860,983	1,142,082	73,151,262	1,834,459	2,319,282

Net Assets	$17,312,091,659	$23,356,339,453	$2,625,408,100	$11,707,716,162	$9,875,164,815	$14,886,325,712

Net Assets Consist of

Paid-in capital	$17,315,266,261	$23,352,868,052	$2,625,113,444	$11,707,147,079	$9,874,374,224	$14,886,361,992
Undistributed net investment income	—	3,471,401	294,656	569,083	790,591	33,881
Accumulated net realized loss	(3,174,602)	—	—	—	—	(70,161)

Net Assets, $1.00 net asset value per share[4]	$17,312,091,659	$23,356,339,453	$2,625,408,100	$11,707,716,162	$9,875,164,815	$14,886,325,712

[1] Investments at cost — affiliated	$17,313,345,376	$23,357,638,755	$2,626,550,182	—	—	$14,885,724,726

[2] Investments at cost — unaffiliated	—	—	—	$6,506,502,247	$9,853,312,507	—

[3] Repurchase agreements at cost — unaffiliated	—	—	—	$5,254,034,000	—	—

[4] Shares outstanding	17,315,266,260	23,352,868,052	2,625,113,417	11,707,147,079	9,874,374,224	14,884,686,716

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	9

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2009	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income

Interest	—	—	—	$176,171,863	$107,025,696	—
Net investment income allocated from the applicable Master Fund:
Interest	$533,179,255	$535,503,625	$63,403,722	—	—	$302,825,703
Expenses	(11,825,770)	(12,253,586)	(1,544,951)	—	—	(8,971,459)

Total income	521,353,485	523,250,039	61,858,771	176,171,863	107,025,696	293,854,244

Expenses

Administration	22,748,139	35,411,672	2,817,283	—	—	25,396,964
Investment advisory	—	—	—	35,633,305	34,999,033	—
Federal insurance	5,068,591	5,147,390	1,016,047	3,070,188	2,383,097	4,320,337
Transfer agent	483,955	1,889,791	27,093	415,318	518,614	1,021,420
Custodian	309,850	258,042	44,000	449,483	355,448	152,647
Insurance	272,970	215,412	28,379	135,127	139,881	206,910
Professional	261,176	262,517	112,294	274,832	128,042	240,117
Officer and Trustees	134,693	177,744	21,185	141,535	96,690	113,578
Printing	101,563	126,882	25,333	115,073	62,096	89,589
Miscellaneous	835,633	704,156	174,711	314,653	196,329	142,105

Total expenses	30,216,570	44,193,606	4,266,325	40,549,514	38,879,230	31,683,667

Less fees waived by advisor	—	—	—	(12,136,111)	(12,290,331)	—

Total expenses after waiver	30,216,570	44,193,606	4,266,325	28,413,403	26,588,899	31,683,667

Net investment income	491,136,915	479,056,433	57,592,446	147,758,460	80,436,797	262,170,577

Realized Gain (Loss)

Net realized gain (loss) allocated from the applicable Master Fund	(3,174,602)	1,367,629	197,762	—	—	1,121,520

Net realized gain from investments	—	—	—	580,384	790,591	—

Net Increase in Net Assets Resulting from Operations	$487,962,313	$480,424,062	$57,790,208	$148,338,844	$81,227,388	$263,292,097

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund		FFI Select Institutional Fund

					Year Ended April 30, 2009	Period February 4, 2008[1] to April 30, 2008

	Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets	2009	2008	2009	2008

Operations

Net investment income	$491,136,915	$1,318,333,451	$479,056,433	$1,159,253,028	$57,592,446	$14,804,547
Net realized gain (loss)	(3,174,602)	6,681,132	1,367,629	2,113,053	197,762	97,157

Net increase in net assets resulting from operations	487,962,313	1,325,014,583	480,424,062	1,161,366,081	57,790,208	14,901,704

Dividends and Distributions to Shareholders From

Net investment income	(494,503,770)	(1,318,333,451)	(479,026,087)	(1,159,253,028)	(57,592,682)	(14,804,547)
Net realized gain	—	—	(35,774)	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(494,503,770)	(1,318,333,451)	(479,061,861)	(1,159,253,028)	(57,592,682)	(14,804,547)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(15,087,543,350)	12,490,848,839	(3,932,329,423)	6,916,527,486	305,723,086	2,319,390,331

Net Assets

Total increase (decrease) in net assets	(15,094,084,807)	12,497,529,971	(3,930,967,222)	6,918,640,539	305,920,612	2,319,487,488

Beginning of period	32,406,176,466	19,908,646,495	27,287,306,675	20,368,666,136	2,319,487,488	—

End of period	$17,312,091,659	$32,406,176,466	$23,356,339,453	$27,287,306,675	$2,625,408,100	$2,319,487,488

End of year undistributed net investment income	—	$3,366,855	$3,471,401	$515	$294,656	—

[1]	Commencement of operations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	11

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Government Fund		FFI Treasury Fund		FFI Institutional Tax-Exempt Fund

	Year Ended April 30,		Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets	2009	2008	2009	2008	2009	2008

Operations

Net investment income	$147,758,460	$227,249,611	$80,436,797	$119,687,728	$262,170,577	$555,692,624
Net realized gain (loss)	580,384	(11,301)	790,591	500,445	1,121,520	1,567,648

Net increase in net assets resulting from operations	148,338,844	227,238,310	81,227,388	120,188,173	263,292,097	557,260,272

Dividends and Distributions to Shareholders From

Net investment income	(147,758,460)	(227,249,611)	(80,961,205)	(119,687,728)	(262,170,577)	(555,306,539)
Net realized gain	—	—	—	—	(1,044,190)	(818,798)

Decrease in net assets resulting from dividends and distributions to shareholders	(147,758,460)	(227,249,611)	(80,961,205)	(119,687,728)	(263,214,767)	(556,125,337)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	2,634,613,498	6,256,749,743	247,667,747	8,277,541,067	(2,632,266,799)	2,605,555,509

Net Assets

Total increase (decrease) in net assets	2,635,193,882	6,256,738,442	247,933,930	8,278,041,512	(2,632,189,469)	2,606,690,444

Beginning of year	9,072,522,280	2,815,783,838	9,627,230,885	1,349,189,373	17,518,515,181	14,911,824,737

End of year	$11,707,716,162	$9,072,522,280	$9,875,164,815	$9,627,230,885	$14,886,325,712	$17,518,515,181

End of year undistributed net investment income	$569,083	—	$790,591	$524,408	$33,881	$392,986

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0209	0.0473	0.0512	0.0373	0.0177

Dividends and distributions from:
Net investment income	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	2.11%	4.83%	5.24%	3.79%	1.78%

Ratios to Average Net Assets[1]

Total expenses after waiver	0.18%	0.16%	0.11%	0.12%	0.17%

Total expenses	0.18%	0.16%	0.16%	0.16%	0.17%

Net investment income after waiver	2.16%	4.63%	5.13%	3.74%	1.68%

Supplemental Data

Net assets, end of year (000)	$17,312,092	$32,406,176	$19,908,646	$16,821,041	$18,752,104

[1]	Includes the Fund’s share of the Master Premier Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	13

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund					FFI Select Institutional Fund

						Year Ended April 30, 2009	Period February 4, 2008[1] to April 30, 2008

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0204	0.0467	0.0505	0.0368	0.0170	0.0207	0.0082

Dividends and distributions from:
Net investment income	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)	(0.0207)	(0.0082)
Net realized gain	—	—	—	(0.0000)	—	—	—

Total dividends and distributions	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	2.06%	4.77%	5.17%	3.74%	1.72%	2.09%	0.82%[2]

Ratios to Average Net Assets[3]

Total expenses	0.24%	0.22%	0.22%	0.23%	0.23%	0.21%	0.18%[4]

Net investment income	2.03%	4.59%	5.07%	3.75%	1.69%	2.04%	3.34%[4]

Supplemental Data

Net assets, end of period (000)	$23,356,339	$27,287,307	$20,368,666	$12,597,362	$9,392,799	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master Institutional Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Financial Highlights	Funds For Institutions Series

	FFI Government Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0141	0.0435	0.0495	0.0361	0.0166

Dividends and distributions from:
Net investment income	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)
Net realized gain	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	1.42%	4.44%	5.06%	3.67%	1.67%

Ratios to Average Net Assets

Total expenses after waiver	0.24%	0.21%	0.22%	0.22%	0.22%

Total expenses	0.35%	0.32%	0.34%	0.34%	0.33%

Net investment income after waiver	1.26%	4.06%	4.97%	3.56%	1.58%

Supplemental Data

Net assets, end of year (000)	$11,707,716	$9,072,522	$2,815,784	$2,213,199	$3,370,912

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	15

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0076	0.0346	0.0476	0.0338	0.0151

Dividends and distributions from:
Net investment income	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)
Net realized gain	—	—	(0.0000)	(0.0000)	—

Total dividends and distributions	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	0.77%	3.51%	4.87%	3.43%	1.52%

Ratios to Average Net Assets

Total expenses after waiver	0.22%	0.21%	0.23%	0.23%	0.23%

Total expenses	0.33%	0.32%	0.35%	0.36%	0.36%

Net investment income after waiver	0.68%	2.74%	4.76%	3.33%	1.58%

Supplemental Data

Net assets, end of year (000)	$9,875,165	$9,627,231	$1,349,189	$1,369,615	$1,734,266

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0150	0.0314	0.0341	0.0264	0.0137

Dividends and distributions from:
Net investment income	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)
Net realized gain	—	(0.0000)	—	—	(0.0000)

Total dividends and distributions	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	1.51%	3.18%	3.47%	2.68%	1.38%

Ratios to Average Net Assets[1]

Total expenses	0.24%	0.22%	0.22%	0.22%	0.22%

Net investment income	1.55%	3.13%	3.41%	2.66%	1.40%

Supplemental Data

Net assets, end of year (000)	$14,886,326	$17,518,515	$14,911,825	$14,060,273	$12,618,574

[1]	Includes the Fund’s share of the Master Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	17

Notes to Financial Statements	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) (formerly Merrill Lynch Funds For Institutions Series) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”) (formerly Merrill Lynch Premier Institutional Fund), FFI Institutional Fund (“Institutional Fund”) (formerly Merrill Lynch Institutional Fund), FFI Select Institutional Fund (“Select Institutional Fund”) (formerly Merrill Lynch Select Institutional Fund), FFI Government Fund (“Government Fund”) (formerly Merrill Lynch Government Fund), FFI Treasury Fund (“Treasury Fund”) (formerly Merrill Lynch Treasury Fund) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (formerly Merrill Lynch Institutional Tax-Exempt Fund), (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) invest 100% of their investable assets in interests in the Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (the “Master Funds”), respectively, each a series of Master Institutional Money Market LLC (the “Master LLC”). Each Master Fund is a registered investment company having the same investment objective and strategies as the corresponding Feeder Fund.

The value of each Feeder Fund’s investment in the corresponding Master Fund reflects the Feeder Fund’s proportionate interest in the corresponding Master Fund. The results of operations and performance of a Feeder Fund are directly affected by the performance of the corresponding Master Fund.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: Each Feeder Fund records its investment in the Master Fund at fair value. Valuation of securities held by each of the Master Funds is discussed in Note 1 of the Master Funds’ Notes to Financial Statements, which are included elsewhere in this report. The portfolio securities of the Government Fund and Treasury Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Effective May 1, 2008, the Feeder Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, which clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information avail- able in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following tables summarize the inputs used as of April 30, 2009 in determining the fair valuation of the Funds’ investments:

Premier Institutional Fund

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$17,313,345,376
Level 3	—

Total	$17,313,345,376

Institutional Fund

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$23,357,638,755
Level 3	—

Total	$23,357,638,755

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Notes to Financial Statements (continued)	Funds For Institutions Series

Select Institutional Fund

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$2,626,550,182
Level 3	—

Total	$2,626,550,182

Institutional Tax-Exempt Fund

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$14,885,724,726
Level 3	—

Total	$14,885,724,726

Repurchase Agreements: The Government Fund and Treasury Fund invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Net Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. The Funds amortize all premiums and discount on debt securities.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro rata share of the net investment income of the respective Master Funds.

The Government Fund and Treasury Fund recognize interest on the accrual basis.

Dividends and Distributions to Shareholders: Dividends from net investment income are accrued daily and reinvested and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. Except for Select Institutional Fund the statute of limitations on the Trust’s US federal tax returns remains open for the four years ended April 30, 2009. The statute of limitations on Select Institutional Fund’s US federal tax returns remains open for the two years ended April 30, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

BlackRock Advisors, LLC (the “Advisor” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), acts as the investment advisor for the Government and Treasury Funds and as the administrator to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund pursuant to separate investment advisory and administrative agreements with the Trust. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the following annual rates as a percentage of average daily value of the Fund’s net assets: 0.35% of the first $500 million, 0.335% of the next $250 million, 0.32% of the next $250 million and 0.30% in excess of $1 billion.

The Advisor has voluntarily agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to the

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	19

Notes to Financial Statements (continued)	Funds For Institutions Series

Advisor by the Government and Treasury Funds will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Advisor may discontinue this waiver in whole or in part at any time without notice. For the year ended April 30, 2009, the Advisor waived $12,136,111 and $12,290,331 in fees payable by the Government Fund and Treasury Fund, respectively.

The Advisor has, with respect to the Government and Treasury Funds entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Advisor, under which the Advisor pays the sub-advisor for the services it provides to the Government and Treasury Funds a monthly fee at an annual rate equal to a percentage of the advisory fee the Advisor receives from each Fund. The sub-advisor is responsible for the day-to-day management of the Government and Treasury Funds.

The Advisor provides certain administrative services to the Premier Institutional, Institutional, Select Institutional and Institutional Tax-Exempt Funds, for a fee at an annual rate of 0.10%, 0.15%, 0.13% and 0.15%, respectively, of each Fund’s average daily net assets.

Under Select Institutional’s administration agreement, in exchange for the administration fee for Select Institutional, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the management fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18%.

The Trust on behalf of each Fund has entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Advisor.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2009 attributable to the reclassification of distributions, use of equalization and other book tax permanent differences were reclassified to the following accounts:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss

Institutional Fund	—	$3,440,540	$(3,440,540)
Select Institutional Fund	$27	294,892	(294,919)
Government Fund	—	569,083	(569,083)
Treasury Fund	—	790,591	(790,591)
Institutional Tax-Exempt Fund	1,583,116	(359,105)	(1,224,011)

The tax character of distributions paid during the fiscal years ended April 30, 2009 and April 30, 2008 were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund

Ordinary Income
04/30/2009	$494,503,770	$479,026,087	$57,592,682
04/30/2008	$1,318,333,451	$1,159,253,028	$14,804,547

Long-term capital gains
4/30/2009	—	$35,774	—
4/30/2008	—	—	—

Total
4/30/2009	$494,503,770	$479,061,861	$57,592,682

4/30/2008	$1,318,333,451	$1,159,253,028	$14,804,547

	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Tax-exempt income
4/30/2009	—	—	$262,170,577
4/30/2008	—	—	$555,306,539

Ordinary Income
04/30/2009	$147,758,460	$80,961,205	$404,058	*
04/30/2008	$227,249,611	$119,687,728	$194,225

Long-term capital gains
4/30/2009	—	—	$1,625,770	*
4/30/2008	—	—	$624,573

Total
4/30/2009	$147,758,460	$80,961,205	$264,200,405

4/30/2008	$227,249,611	$119,687,728	$556,125,337

*	Includes a portion of the proceeds from redeemed shares.

As of April 30, 2009, the tax components of accumulated earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund

Undistributed ordinary net income	—	$3,471,401	$294,656
Undistributed long-term capital gains or capital loss carryforwards	$(3,174,602)	—	—

Total	$(3,174,602)	$3,471,401	$294,656

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Notes to Financial Statements (continued)	Funds For Institutions Series

	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Undistributed tax- exempt income	—	—	$33,881
Undistributed ordinary net income	$569,083	$790,591	—
Unrealized losses	—	—	(70,161	) *

Total	$569,083	$790,591	$(36,280)

*	The difference between book-basis and tax-basis net unrealized losses is attributable to the tax deferral of losses on wash sales.

Premier Institutional Fund

As of April 30, 2009, the Fund had a capital loss carryforward of $3,174,602 which expires in 2017. This amount will be available to offset future gains.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

5. Federal Insurance:

The Funds participate in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event each Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires September 18, 2009, each Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The Program has been extended through September 19, 2009 and all of the Funds, except the Treasury Fund, have opted to participate in the extension period and paid an additional fee of 0.015% of the Funds’ net asset value as of September 19, 2008, for the period May 1, 2009 through September 18, 2009. The participation fee for the six months period ended April 30, 2009 is included in federal insurance on the Statements of Operations. These fees are not ordinary operating expenses and are not covered by the voluntary agreement to reduce fees and reimburse expenses or the administration agreement with Select Institutional where the Administrator has agreed to pay all other ordinary expenses of the Fund, each described above.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	21

Notes to Financial Statements (concluded)	Funds For Institutions Series

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares were as follows:

	Year Ended April 30,

	2009	2008

Premier Institutional Fund

Shares sold	159,162,133,383	266,699,154,976
Shares issued to shareholders in reinvestment of dividends and distributions	371,667,472	995,768,415

Total issued	159,533,800,855	267,694,923,391
Shares redeemed	(174,621,344,205)	(255,204,074,552)

Net increase (decrease)	(15,087,543,350)	12,490,848,839

	Year Ended April 30,

	2009	2008

Institutional Fund

Shares sold	83,468,536,274	100,927,891,621
Shares issued to shareholders in reinvestment of dividends and distributions	448,669,273	1,097,718,735

Total issued	83,917,205,547	102,025,610,356
Shares redeemed	(87,849,534,970)	(95,109,082,870)

Net increase (decrease)	(3,932,329,423)	6,916,527,486

	Year Ended April 30, 2009	Period February 4, 2008[1] to April 30, 2008

Select Institutional Fund

Shares sold	26,329,392,250	5,855,303,050
Shares issued to shareholders in reinvestment of dividends and distributions	19,876,852	10,823,524

Total issued	26,349,269,102	5,866,126,574
Shares redeemed	(26,043,546,016)	(3,546,736,243)

Net increase	305,723,086	2,319,390,331

[1] Commencement of operations.

	Year Ended April 30,

	2009	2008

Government Fund

Shares sold	77,980,143,964	41,100,292,411
Shares issued to shareholders in reinvestment of dividends and distributions	116,475,180	199,142,471

Total issued	78,096,619,144	41,299,434,882
Shares redeemed	(75,462,005,646)	(35,042,685,139)

Net increase	2,634,613,498	6,256,749,743

Treasury Fund

Shares sold	29,291,427,639	25,526,746,806
Shares issued to shareholders in reinvestment of dividends and distributions	78,697,202	112,565,791

Total issued	29,370,124,841	25,639,312,597
Shares redeemed	(29,122,457,094)	(17,361,771,530)

Net increase	247,667,747	8,277,541,067

Institutional Tax-Exempt Fund

Shares sold	41,818,042,877	56,667,575,710
Shares issued to shareholders in reinvestment of dividends and distributions	251,903,387	538,729,741

Total issued	42,069,946,264	57,206,305,451
Shares redeemed	(44,702,213,063)	(54,600,749,942)

Net increase (decrease)	(2,632,266,799)	2,605,555,509

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (formerly Merrill Lynch Funds For Institutional Series) (the “Trust”), consisting of FFI Premier Institutional Fund (formerly Merrill Lynch Premier Institutional Fund), FFI Institutional Fund (formerly Merrill Lynch Institutional Fund), FFI Select Institutional Fund (formerly Merrill Lynch Select Institutional Fund), FFI Government Fund (formerly Merrill Lynch Government Fund), FFI Treasury Fund (formerly Merrill Lynch Treasury Fund) and FFI Institutional Tax-Exempt Fund (formerly Merrill Lynch Institutional Tax-Exempt Fund) (the “Funds”), each a separate series of the Trust, including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2009, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Funds For Institutions Series as of April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2009

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	23

Important Tax Information	Funds For Institutions Series

The following information is provided with respect to the ordinary income distributions paid by Funds For Institutions Series during the taxable period ended April 30, 2009:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund*

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents**
Months Paid:	May 2008 — December 2008	98.27%	99.42%	99.42%	100.00%	100.00%	—
	January 2009 — April 2009	99.00%	100.00%	100.00%	100.00%	100.00%	—

Federal Obligation Interest***		2.23%	2.65%	2.65%	24.00%	100.00%†	—

Ordinary Income Per Share ($)
Record Date:	December 31, 2008	—	—	—	—	—	$0.00000225

Long-Term Capital Gains Per Share ($)
Record Date:	December 31, 2008	—	$0.00000168	—	—	—	$0.00006499

*	All of the net investment income distributions paid by the Fund during the fiscal year ended April 30, 2009 qualify as tax-exempt interest dividends for Federal income tax purposes.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

***

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

†	At least 50% of the Fund’s assets were invested in Federal obligations at the end of each fiscal quarter.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Portfolio Information	Master Institutional Money Market LLC

Portfolio Composition as of April 30, 2009

Master Premier Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	36%
Commercial Paper	28
U.S. Government Sponsored Agency Obligations	20
Corporate Notes	8
Repurchase Agreements	3
Funding Agreements	3
U.S. Treasury Obligations	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	41%
Commercial Paper	26
U.S. Government Sponsored Agency Obligations	19
U.S. Treasury Obligations	5
Corporate Notes	5
Repurchase Agreements	2
Funding Agreements	1
Time Deposits	1

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets

Variable Rate Demand Obligations	79%
Fixed Rate Notes	16
Tax-Exempt Commercial Paper	5

Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	25

Schedule of Investments April 30, 2009	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 1.0%
Bank of America N.A., 2.45%, 5/19/09	$55,000	$55,000,000
Chase Bank USA N.A., 0.52%, 7/15/09	125,000	125,000,000

Yankee — 35.1% (a)
Banco Bilbao Vizcaya Argentaria, SA NY:
2.77%, 5/12/09	145,000	145,000,437
0.91%, 5/18/09	75,000	75,000,353
0.97%, 7/01/09	200,000	200,003,381
0.96%, 7/13/09	175,000	175,003,532
0.86%, 7/15/09	180,000	180,001,871
1.16%, 8/03/09	50,000	50,001,298
1.01%, 8/17/09	25,000	25,000,374
1.07%, 10/29/09	25,000	25,001,250
Banco Santander, NY, 2.78%, 5/12/09	125,000	125,000,000
Bank of Montreal, Chicago, 0.30%, 5/26/09	100,000	100,000,000
Barclays Bank Plc, NY:
0.80%, 6/01/09	100,000	100,000,000
0.85%, 6/03/09	135,500	135,500,000
0.75%, 6/15/09	200,000	200,000,000
BNP Paribas, NY:
1.01%, 5/19/09	125,000	125,000,000
1.02%, 5/26/09	250,000	250,000,000
2.29%, 6/08/09	40,000	40,000,000
0.74%, 7/06/09	279,000	279,000,000
0.74%, 7/10/09	124,000	124,000,000
Deutsche Bank AG, NY, 0.62%, 7/16/09	130,000	130,000,000
Dexia Credit Local SA NY — GTD, 1.01%,
5/18/09 (b)	202,000	202,000,000
Intesa SanPaolo SpA, NY:
2.85%, 5/12/09	155,000	155,000,000
0.86%, 7/02/09	115,000	115,000,000
0.90%, 8/31/09	27,000	27,000,000
Lloyds TSB Bank Plc, NY:
1.52%, 7/13/09	185,000	185,000,000
1.05%, 7/21/09	300,000	300,000,000
0.97%, 8/03/09	100,000	100,000,000
Mizuho Corporate Bank, NY, 0.92%, 7/06/09	145,000	145,000,000
Rabobank Nederland NV, NY:
0.70%, 7/13/09	140,000	140,000,000
0.85%, 8/03/09	165,000	165,000,000
Royal Bank of Scotland, Greenwich:
1.22%, 7/22/09	300,000	300,006,812
1.08%, 7/31/09	100,000	100,000,000
Royal Bank of Scotland, NY:
1.32%, 6/30/09	144,650	144,650,000
1.25%, 7/09/09	249,000	249,000,000
Société Générale, NY:
1.00%, 6/11/09	50,000	50,000,000
1.60%, 6/17/09	110,000	110,000,000
0.75%, 6/23/09	95,000	95,000,000
1.40%, 7/07/09	60,000	60,000,000
1.05%, 7/13/09	250,000	250,000,000
0.82%, 7/14/09	175,000	175,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Sumitomo Mitsui Bank, NY, 0.93%, 7/17/09	$42,600	$42,600,000
Svenska Handelsbanken, NY:
0.90%, 5/06/09	200,000	200,000,000
0.75%, 6/29/09	93,000	93,003,042
Toronto Dominion Bank, NY:
2.50%, 6/09/09	62,150	62,150,000
2.42%, 6/11/09	102,800	102,800,000
UBS AG, Stamford, 1.06%, 5/29/09	25,000	25,000,000

Total Certificates of Deposit — 36.1%		6,256,722,350

Commercial Paper (c)

Atlantis One Funding Corp., 0.65%, 6/26/09	84,800	84,714,258
Barton Capital Corp.:
0.43%, 6/03/09	70,000	69,972,408
0.48%, 7/14/09	100,000	99,901,333
Cafco LLC:
1.02%, 5/21/09	90,000	89,949,000
0.95%, 7/15/09	75,000	74,851,562
Cancara Asset Securitisation LLC:
0.47%, 5/13/09	50,000	49,992,167
0.85%, 6/08/09	43,300	43,261,150
0.83%, 6/19/09	194,000	193,780,834
0.83%, 6/22/09	150,000	149,820,167
Charta LLC:
0.67%, 5/06/09	100,000	99,990,694
1.00%, 5/11/09	100,000	99,972,222
0.89%, 7/22/09	225,000	224,543,875
0.89%, 7/23/09	100,000	99,794,806
CRC Funding LLC:
0.95%, 7/06/09	105,000	104,817,125
0.95%, 7/09/09	75,000	74,863,438
Danske Corp. — GTD, 0.33%, 5/26/09	146,000	145,966,542
DnB Norbank ASA, 0.79%, 6/24/09	150,000	149,822,250
Enterprise Funding LLC, 0.48%, 7/14/09	142,487	142,346,413
Gemini Securitization Corp. LLC:
0.72%, 5/12/09	50,000	49,989,000
0.48%, 6/09/09	125,000	124,935,000
Intesa Funding LLC, 0.69%, 7/06/09	100,000	99,873,500
JPMorgan Chase Funding Inc.:
0.60%, 5/07/09	205,000	204,979,500
0.27%, 5/14/09	350,000	349,965,875
Nordea North America, 0.95%, 7/13/09	25,000	24,951,840
Ranger Funding Co. LLC:
0.55%, 5/19/09	200,000	199,945,000
0.48%, 7/07/09	126,166	126,053,292
San Paolo IMI US Financial Co., 0.69%, 7/30/09	300,000	299,482,500
Santander Central Hispano Finance,
1.65%, 8/03/09	127,700	127,149,826
Société Générale North America, Inc.:
1.00%, 5/18/09	90,000	89,957,500
1.39%, 7/07/09	100,000	99,741,306

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Solitaire Funding LLC, 0.41%, 5/18/09	$100,000	$99,980,639
Thunder Bay Funding LLC:
0.48%, 7/08/09	93,210	93,125,490
0.48%, 7/13/09	66,000	65,935,760
UBS Finance (Delaware) LLC:
1.28%, 5/04/09	190,000	189,979,733
1.45%, 6/10/09	56,695	56,603,658
1.30%, 7/02/09	50,000	49,888,056
1.21%, 7/15/09	300,000	299,243,750
1.22%, 7/22/09	150,000	149,583,168

Total Commercial Paper — 27.7%		4,799,724,637

Corporate Notes (d)

Bank of Montreal, Chicago Branch, 0.99%,
10/05/09 (e)	271,390	271,390,000
Citibank N.A. — FDIC GTD, 1.28%, 9/30/10	52,000	52,000,000
HSBC USA, Inc., 1.56%, 10/15/09	52,655	52,655,000
ING Bank NV, 1.57%, 8/24/09 (e)	135,000	135,000,000
ING USA Global Funding, 1.75%, 9/18/09	84,000	84,000,000
Lloyds Banking Group Plc, 1.54%, 8/07/09 (e)	200,000	200,000,000
Nordea Bank AB, 1.45%, 10/23/09 (e)	177,000	177,000,000
Rabobank Nederland NV, 0.56%, 7/07/09 (b)(e)	201,500	201,500,000
Wachovia Bank N.A., 1.59%, 8/04/09	175,150	175,150,000

Total Corporate Notes — 7.8%		1,348,695,000

Funding Agreements (d)(f)

Hartford Life Insurance Co., 0.81%, 10/01/09	70,000	70,000,000
ING USA Annuity & Life Insurance Co.,
1.70%, 9/23/09	120,000	120,000,000
MetLife Insurance Co. of Connecticut,
0.79%, 9/01/09	210,000	210,000,000
Transamerica Life Insurance Co., 0.90%, 10/02/09	125,000	125,000,000

Total Funding Agreements — 3.0%		525,000,000

Time Deposits

Citibank NA, 0.20%, 5/01/09	69,148	69,148,000

Total Time Deposits — 0.4%		69,148,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
2.00%, 5/14/09	63,700	63,653,994
1.22%, 5/15/09	195,000	194,907,483
1.30%, 6/22/09	95,000	94,821,611
0.58%, 8/12/09	17,950	17,920,213
0.59%, 8/12/09	64,400	64,291,289
0.60%, 9/25/09	200,000	199,510,000
Fannie Mae Variable Rate Notes,
1.18%, 8/05/10 (d)	112,655	112,603,164

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Federal Home Loan Banks Discount Notes (c):
1.80%, 5/13/09	$75,000	$74,955,000
0.50%, 10/19/09	46,725	46,614,028
Federal Home Loan Banks Variable Rate Notes (d):
0.39%, 8/13/09	82,700	82,700,000
0.37%, 8/14/09	269,770	269,762,232
0.73%, 2/05/10	114,760	114,760,000
0.83%, 2/26/10	119,005	119,005,000
1.00%, 7/09/10	180,640	180,596,881
1.11%, 10/08/10	113,000	112,951,068
Freddie Mac Discount Notes (c):
0.57%, 8/03/09	51,315	51,238,626
0.58%, 8/03/09	63,590	63,494,527
0.57%, 8/10/09	152,000	151,756,927
0.58%, 8/10/09	50,000	49,918,639
0.55%, 8/17/09	200,000	199,670,000
0.60%, 9/30/09	230,000	229,417,333
0.72%, 11/05/09	78,500	78,204,840
Freddie Mac Variable Rate Notes (d):
0.37%, 9/28/09	283,415	283,386,132
1.04%, 7/14/10	116,000	115,951,290
1.23%, 8/24/10	92,720	92,725,246
1.24%, 9/03/10	362,985	362,887,354

Total U.S. Government Sponsored Agency Obligations — 19.8%		3,427,702,877

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.31%, 5/21/09	70,000	69,987,925
0.33%, 5/21/09	50,100	50,090,954
0.30%, 5/28/09	119,100	119,073,202
0.39%, 8/06/09	57,500	57,439,577
0.47%, 8/20/09	100,000	99,855,238

Total U.S. Treasury Obligations — 2.3%		396,446,896

Repurchase Agreements

Deutsche Bank Securities Inc., 0.16%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $550,002,444, collateralized by Fannie Mae, 3.25% – 5.50% due 2/10/10 to 12/14/22, Federal Home Loan Bank Strips, 0.00% to 4.11% and Freddie Mac Strips, 0.00% due 12/31/09)	550,000	550,000,000

Total Repurchase Agreements — 3.2%		550,000,000

Total Investments (Cost — $17,373,439,760*) — 100.3%		17,373,439,760
Liabilities in Excess of Other Assets — (0.3)%		(60,094,384)

Net Assets — 100.0%		$17,313,345,376

* Cost for federal income tax purposes.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	27

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted securities as to resale, representing 3.0% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

Hartford Life Insurance Co.,
0.81%, 10/01/09	7/28/06	$70,000,000	$70,000,000
ING USA Annuity & Life Insurance
Co., 1.70%, 9/23/09	1/23/07	120,000,000	120,000,000
MetLife Insurance Co. of Connecticut,
0.79%, 9/01/09	8/31/07	210,000,000	210,000,000
Transamerica Life Insurance Co.,
0.90%, 10/02/09	3/22/07	125,000,000	125,000,000

Total		$525,000,000	$525,000,000

•

Effective May 1,2008,the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$17,373,439,760
Level 3	—

Total	$17,373,439,760

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments April 30, 2009	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 0.9%
Bank of America N.A., 2.45%, 5/19/09	$75,000	$75,000,000
Chase Bank USA N.A., 0.52%, 7/15/09	165,000	165,000,000

Yankee — 40.2% (a)
Banco Bilbao Vizcaya Argentaria, SA, NY:
2.77%, 5/12/09	200,000	200,000,603
0.97%, 7/01/09	279,800	279,804,729
0.96%, 7/13/09	75,000	75,001,514
0.86%, 7/15/09	245,000	245,002,547
1.16%, 8/03/09	90,000	90,002,337
1.01%, 8/17/09	40,000	40,000,598
1.07%, 10/29/09	300,000	300,015,004
Banco Santander, NY:
2.78%, 5/12/09	175,000	175,000,000
2.85%, 5/26/09	250,000	250,000,000
Bank of Montreal, Chicago, 0.30%, 5/26/09	100,000	100,000,000
Barclays Bank Plc, NY:
0.80%, 6/01/09	135,000	135,000,000
0.85%, 6/03/09	217,500	217,500,000
0.75%, 6/15/09	425,000	425,000,000
0.70%, 6/16/09	325,000	325,000,000
BNP Paribas, NY:
1.01%, 5/19/09	152,000	152,000,000
1.02%, 5/26/09	300,000	300,000,000
0.87%, 6/02/09	160,000	160,000,000
2.29%, 6/08/09	273,000	273,000,000
0.74%, 7/06/09	275,000	275,000,000
1.17%, 7/08/09	90,000	90,000,000
Deutsche Bank AG, NY, 0.62%, 7/16/09	200,000	200,000,000
Dexia Credit Local SA, NY — GTD, 1.01%, 5/18/09 (b)	305,500	305,500,000
DnB Norbank ASA, NY, 0.90%, 5/18/09	50,000	50,000,000
Intesa SanPaolo SpA, NY:
2.85%, 5/12/09	190,000	190,000,000
0.86%, 7/02/09	200,000	200,000,000
Lloyds TSB Bank Plc, NY:
1.52%, 7/13/09	100,000	100,000,000
1.05%, 7/21/09	400,000	400,000,000
0.97%, 8/03/09	150,000	150,000,000
Mizuho Corporate Bank, NY, 0.92%, 7/06/09	200,000	200,000,000
Rabobank Nederland NV, NY:
0.70%, 5/26/09	625,000	625,000,000
0.70%, 7/13/09	180,000	180,000,000
0.85%, 8/03/09	220,000	220,000,000
Royal Bank of Scotland, Greenwich:
1.22%, 7/22/09	200,000	200,004,542
1.08%, 7/31/09	175,000	175,000,000
Royal Bank of Scotland, NY:
1.32%, 6/30/09	198,600	198,600,000
1.25%, 7/09/09	250,000	250,000,000
Société Générale, NY:
0.95%, 5/28/09	35,000	35,000,000
1.00%, 6/11/09	325,000	325,000,000
1.60%, 6/17/09	135,500	135,500,000
0.75%, 6/23/09	275,000	275,000,000
1.40%, 7/07/09	100,000	100,000,000
1.05%, 7/13/09	200,000	200,000,000
0.82%, 7/14/09	60,000	60,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Sumitomo Mitsui Bank, NY, 0.93%, 7/17/09	$64,400	$64,400,000
Svenska Handelsbanken, NY:
0.90%, 5/06/09	300,000	300,000,000
0.75%, 6/29/09	150,000	150,004,907
Toronto Dominion Bank, NY:
2.50%, 6/09/09	87,600	87,600,000
2.42%, 6/11/09	143,150	143,150,000
UBS AG, Stamford:
1.06%, 5/29/09	200,000	200,000,000
1.23%, 7/17/09	525,000	525,000,000
1.16%, 7/31/09	75,000	75,000,000

Total Certificates of Deposit — 41.1%		10,667,086,781

Commercial Paper (c)

Atlantis One Funding Corp., 0.71%, 5/05/09	75,000	74,994,083
Barton Capital Corp.:
0.43%, 6/03/09	30,000	29,988,175
0.48%, 7/06/09	154,000	153,864,480
0.48%, 7/07/09	117,000	116,895,480
0.45%, 7/10/09	100,000	99,912,500
Cafco LLC:
1.02%, 5/21/09	100,000	99,943,333
0.95%, 7/10/09	55,000	54,898,403
Cancara Asset Securitisation LLC:
0.85%, 6/08/09	66,000	65,940,783
0.80%, 6/15/09	100,000	99,900,000
0.83%, 6/19/09	150,000	149,830,542
CBA Delaware Finance Inc., 0.79%, 5/04/09	50,000	49,996,708
Chariot Funding LLC:
0.30%, 5/15/09	103,713	103,700,900
0.40%, 7/15/09	51,000	50,957,500
Charta LLC:
1.02%, 5/21/09	100,000	99,943,333
0.89%, 7/22/09	100,000	99,797,278
0.89%, 7/23/09	100,000	99,794,806
Ciesco LLC:
0.77%, 5/05/09	150,000	149,987,167
0.70%, 5/06/09	140,000	139,986,389
Clipper Receivables Co. LLC, 0.85%, 5/07/09	100,000	99,985,833
CRC Funding LLC:
0.70%, 5/05/09	100,000	99,992,222
1.02%, 5/21/09	19,200	19,189,120
0.95%, 7/09/09	75,000	74,863,438
0.95%, 7/13/09	125,000	124,759,201
Danske Corp. — GTD:
1.00%, 6/15/09	57,000	56,928,750
0.87%, 7/15/09	215,000	214,610,313
0.76%, 7/24/09	175,000	174,689,667
DnB Norbank ASA, 0.79%, 6/24/09	250,000	249,703,750
Enterprise Funding LLC:
0.37%, 6/05/09	24,332	24,323,247
0.48%, 7/15/09	184,365	184,180,635
Falcon Asset Securitization Co. LLC, 0.50%, 5/18/09	70,000	69,983,472
Galleon Capital LLC, 0.85%, 5/08/09	125,000	124,979,340
Gemini Securitization Corp., 0.47%, 6/17/09	50,070	50,039,276
Intesa Funding LLC, 0.69%, 7/06/09	200,000	199,747,000
JPMorgan Chase Funding, Inc., 0.27%, 5/14/09	350,000	349,965,875
Mont Blanc Capital Corp., 0.91%, 6/15/09	75,000	74,914,688

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	29

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Old Line Funding LLC, 0.48%, 7/06/09	$50,000	$49,956,000
Ranger Funding Co. LLC:
0.55%, 5/19/09	400,000	399,890,000
0.48%, 7/20/09	100,149	100,042,174
San Paolo IMI US Financial Co.:
1.35%, 5/04/09	80,000	79,991,000
0.69%, 7/30/09	300,000	299,482,500
Santander Central Hispano Finance, 1.65%, 8/03/09	178,000	177,233,117
Société Générale North America, Inc.:
1.00%, 5/15/09	44,000	43,982,889
1.39%, 7/07/09	140,000	139,637,828
Solitaire Funding LLC:
0.41%, 5/18/09	100,000	99,980,639
0.41%, 5/20/09	400,000	399,913,444
Ticonderoga Funding LLC, 0.50%, 7/07/09	94,000	93,912,528
Tulip Funding Corp., 0.37%, 5/18/09	115,764	115,743,773
UBS Finance (Delaware) LLC:
1.28%, 5/04/09	135,000	134,985,600
1.11%, 5/22/09	133,000	132,913,882
1.30%, 7/02/09	75,000	74,832,083
1.22%, 7/22/09	120,000	119,666,533
Victory Receivables Corp., 0.62%, 7/06/09	39,483	39,438,121
Yorktown Capital LLC, 0.55%, 5/19/09	247,605	247,536,909

Total Commercial Paper — 25.7%		6,682,326,707

Corporate Notes (d)

Bank of Montreal, Chicago Branch, 0.99%, 10/05/09 (e)	248,700	248,700,000
Citibank N.A. — FDIC GTD, 1.28%, 9/30/10	72,000	72,000,000
HSBC USA, Inc., 1.56%, 10/15/09	46,470	46,470,000
ING Bank NV, 1.57%, 8/24/09 (e)	141,000	141,000,000
ING USA Global Funding, 1.75%, 9/18/09	73,970	73,970,000
Lloyds Banking Group Plc, 1.54%, 8/07/09 (e)	190,000	190,000,000
Nordea Bank AB, 1.45%, 10/23/09 (e)	176,000	176,000,000
Rabobank Nederland NV, 0.56%, 7/07/09 (b)(e)	280,400	280,400,000
Wachovia Bank N.A., 1.59%, 8/04/09	157,200	157,200,000

Total Corporate Notes — 5.3%		1,385,740,000

Funding Agreements (d)(f)

Hartford Life Insurance Co., 0.81%, 10/01/09	80,000	80,000,000
ING USA Annuity & Life Insurance Co., 1.70%, 9/23/09	100,000	100,000,000
MetLife Insurance Co. of Connecticut, 0.79%, 9/01/09	50,000	50,000,000
Transamerica Life Insurance Co., 0.90%, 10/02/09	125,000	125,000,000

Total Funding Agreements — 1.4%		355,000,000

Time Deposits

Citibank NA, 0.20%, 5/01/09	140,425	140,425,000

Total Time Deposits — 0.5%		140,425,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (c):
0.25%, 5/13/09	$50,000	$49,995,833
2.00%, 5/14/09	86,250	86,187,708
1.22%, 5/15/09	270,000	269,871,900
1.30%, 6/22/09	135,000	134,746,500
0.52%, 7/31/09	250,000	249,671,389
0.55%, 8/05/09	150,000	149,780,000
0.56%, 8/05/09	51,666	51,588,845
0.58%, 8/19/09	100,000	99,822,778
Fannie Mae Variable Rate Notes, 1.18%, 8/05/10 (d)	142,190	142,124,575
Federal Home Loan Banks Discount Notes (c):
1.80%, 5/13/09	100,000	99,940,000
0.52%, 6/29/09	200,000	199,829,556
Federal Home Loan Banks Variable Rate Notes (d):
0.39%, 8/13/09	168,950	168,950,000
0.37%, 8/14/09	245,485	245,477,932
0.73%, 2/05/10	147,815	147,815,000
0.83%, 2/26/10	151,935	151,935,000
1.00%, 7/09/10	256,120	256,058,864
1.11%, 10/08/10	176,000	175,923,787
Freddie Mac Discount Notes (c):
0.26%, 5/08/09	100,000	99,994,944
0.50%, 7/07/09	100,000	99,906,944
0.56%, 8/03/09	75,000	74,890,333
0.57%, 8/03/09	67,540	67,439,478
0.58%, 8/03/09	83,690	83,564,349
0.57%, 8/10/09	46,000	45,926,438
0.55%, 8/17/09	260,000	259,571,000
0.59%, 8/24/09	83,000	82,843,568
0.66%, 9/22/09	50,075	49,942,802
0.60%, 9/30/09	318,000	317,194,400
0.47%, 10/13/09	175,000	174,623,021
0.72%, 11/05/09	105,000	104,605,200
Freddie Mac Variable Rate Notes (d):
0.37%, 9/28/09	257,045	257,018,818
1.04%, 7/14/10	156,000	155,934,494
1.23%, 8/24/10	123,925	123,932,011
1.24%, 9/03/10	303,880	303,798,254

Total U.S. Government Sponsored Agency Obligations — 19.2%		4,980,905,721

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.31%, 5/07/09	29,200	29,198,516
0.29%, 5/14/09	235,000	234,975,607
0.29%, 5/15/09	200,000	199,977,444
0.31%, 5/21/09	100,000	99,982,750
0.33%, 5/21/09	152,400	152,372,483
0.30%, 5/28/09	151,700	151,665,868
0.29%, 6/04/09	250,000	249,931,575
0.33%, 6/04/09	220,000	219,931,433
0.39%, 8/06/09	77,300	77,218,771

U.S. Treasury Obligations — 5.4%		1,415,254,447

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc., 0.16%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $185,000,822, collateralized by Fannie Mae, 3.875% due 7/12/13, Federal Home Loan Bank, 4.00% – 5.25% due 6/11/10 to 2/18/15, Freddie Mac Strips, 0.00% – 4.625% and Tennessee Valley Authority, 5.375% due 4/01/56)	$185,000	$185,000,000
Deutsche Bank Securities Inc., 0.17%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $273,001,289, collateralized by Fannie Mae, 3.86% – 7.00% due 1/01/24 – 3/01/39)	273,000	273,000,000

Total Repurchase Agreements — 1.8%		458,000,000

Total Investments (Cost — $26,084,738,656*) — 100.4%		26,084,738,656
Liabilities in Excess of Other Assets — (0.4)%		(100,549,719)

Net Assets — 100.0%		$25,984,188,937

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted securities as to resale, representing 1.4% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

Hartford Life Insurance Co., 0.81%, 10/01/09	7/28/06	$80,000,000	$80,000,000
ING USA Annuity & Life Insurance Co., 1.70%, 9/23/09	1/23/07	100,000,000	100,000,000
MetLife Insurance Co. of Connecticut, 0.79%, 9/01/09	8/31/07	50,000,000	50,000,000
Transamerica Life Insurance Co., 0.90%, 10/02/09	3/22/07	125,000,000	125,000,000

Total		$355,000,000	$355,000,000

•

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$26,084,738,656
Level 3	—

Total	$26,084,738,656

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	31

Schedule of Investments April 30, 2009	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.3%
Alabama HFA M/F Housing RB, (Shelby Hall Apartments Ltd. Project), VRDN (Freddie Mac Guaranteed), 0.68%, 5/07/09 (a)	$10,550	$10,550,000
Alabama HFA S/F Housing RB, Series 1954, VRDN, PUTTERS (GNMA/FNMA/FHLMC Insured), 0.88%, 5/07/09 (a)	6,045	6,045,000
Birmingham Alabama Waterworks & Sewer Board RB, Series 2006, Class A, VRDN (FSA Insured), 0.92%, 5/07/09 (a)	28,290	28,290,000
Columbia Alabama IDB PCR (Alabama Power Co. Project), Series A, VRDN, 0.45%, 5/01/09 (a)	15,000	15,000,000
Columbia Alabama IDB RB (Alabama Power Co. Project), Series A, VRDN, 0.50%, 5/01/09 (a)	21,540	21,540,000
Decatur IDB RB (Nucor Steel Decatur LLC Project), VRDN, 1.10%, 5/07/09 (a)	35,000	35,000,000
Lower Alabama Gas District RB, Series 2007A, VRDN (Société Générale Liquidity Facility), 0.50%, 5/07/09 (a)	96,254	96,254,000
Spanish Ft Alabama Redevelopment Authority RB, Bank of America Macon Trust, VRDN, Series A, 0.73%, 5/07/09 (a)	22,800	22,800,000
Mobile, Alabama, IDB, PCR (Alabama Power Co. — Barry Plant Project), 2.00%, 7/15/09	16,000	16,000,000
Mobile, Alabama, IDB, PCR (Alabama Power Co. — Barry Plant Project), VRDN, 0.50%, 5/01/09 (a)	10,300	10,300,000
Pell City, Alabama, Special Care Facilities RB (Noland Health Services, Inc. Project), Series A, VRDN, 0.50%, 5/07/09 (a)	5,000	5,000,000
Southeast Alabama Gas District, Alabama, Supply Project RB, VRDN, Series A, 0.40%, 5/01/09 (a)	208,700	208,700,000
Tuscaloosa County IDA RB (Nucor Corp. Project), VRDN, 1.10%, 5/07/09 (a)	6,700	6,700,000
West Jefferson, Alabama, IDB, Solid Waste Disposal RB (Alabama Power Co. Project), AMT, 2.00%, 1/07/10	10,000	10,000,000

		492,179,000

Municipal Bonds	Par (000)	Value

Alaska — 0.6%
Alaska Housing Finance Corp. RB (State Capitol Project), Series 2002C, VRDN (GO of Corp. Insurance), 0.35%, 5/07/09 (a)	$6,320	$6,320,000
Alaska Housing Finance Corp. RB, FLOATS, Series 2009-3001, VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.63%, 5/07/09 (a)(b)(c)	5,365	5,365,000
Alaska State International Airports, Revenue Refunding Bonds, VRDN, AMT, Series A, 0.45%, 5/07/09 (a)	3,500	3,500,000
Valdez, Alaska, Marine Terminal RB (ConocoPhillips Project), VRDN, Series A, 0.50%, 5/07/09 (a)	28,000	28,000,000
Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Project), VRDN (a):
Series B, 0.61%, 5/07/09	26,000	26,000,000
Series C, 0.43%, 5/07/09	24,400	24,400,000

		93,585,000

Arizona — 1.4%
Arizona Health Facilities Authority RB (Banner Health System Project), VRDN, Series C, 0.49%, 5/07/09 (a)	6,575	6,575,000
Arizona Health Facilities Authority RB, FLOATS, VRDN, Series 1782, 0.63%, 5/07/09 (a)(b)	32,200	32,200,000
Deutsche Bank SPEARS/LIFERS Trust, Various States RB, VRDN, 0.64%, 5/07/09 (a)	57,995	57,995,000
Pima County, IDA, RB (Tucson Electric Power Co. Project), Series 2008, VRDN (JPMorgan Chase Bank LOC), 0.44%, 5/07/09 (a)	27,650	27,650,000
Pinal County Electrical District No. 3 RB, Series 2006U-1, VRDN (Bank of America N.A. SBPA), 0.73%, 5/07/09 (a)	18,300	18,300,000
Salt River Pima-Maricopa Indian Community RB, Series 2005, VRDN (Bank of America N.A. LOC), 0.50%, 5/07/09 (a)	25,000	25,000,000
Salt River Project Agricultural Improvement & Power District RB, EAGLE Tax-Exempt Trust, Class A, VRDN (a):
Series 2008-0006, 1.15%, 5/07/09	24,790	24,790,000
Series 2006-0141, 0.65%, 5/07/09	14,000	14,000,000

		206,510,000

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
CP	Commercial Paper
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
M/F	Multi-Family
MERLOTS	Municipal Extendible Receipts
Liquidity Option Tender Securities
PCR	Pollution Control Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single Family
SPEARS	Short Puttable Exempt
Adjustable Receipts
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arkansas — 0.3%
Arkansas Development Finance Authority, S/F Housing RB, AMT, VRDN (a):
1.00%, 5/07/09	$4,865	$4,865,000
1.00%, 5/07/09	14,285	14,285,000
Blytheville, Arkansas, IDRB (Nucor Corp. Project), VRDN, 1.10%, 5/07/09 (a)	16,800	16,800,000

		35,950,000

California — 3.0%
Barclays Capital Municipal Trust Receipts RB, Series 3B, VRDN, 0.63%, 5/07/09 (a)(c)	3,335	3,335,000
California Home Mortgage Financing Authority, Homebuyers Fund, S/F Housing RB, VRDN, AMT, 0.50%, 5/01/09 (a)	40,000	40,000,000
California HFA, Home Mortgage RB, Series E-2, VRDN, 0.58%, 5/07/09 (a)	69,040	69,040,000
California HFA, Home Mortgage RB, VRDN, AMT, Series D, 3.25%, 5/07/09 (a)	52,575	52,575,000
Golden State Tobacco Securitization Corp. of California, Tobacco Settlement Revenue Refunding Bonds, FLOATS, VRDN, Series 2954, 0.68%, 5/07/09 (a)(b)	24,395	24,395,000
Los Angeles, California, GO, TRAN, 3.00%, 6/30/09	92,300	92,516,615
Sacramento County, California, GO, TRAN, 2.50%, 8/07/09	163,300	163,693,037

		445,554,652

Colorado — 3.2%
Aurora, COP, Series 2008A, VRDN, 0.50%, 5/07/09 (a)	8,770	8,770,000
Austin Trust Various States RB, VRDN, Series 2007-319, 0.73%, 5/07/09 (a)	16,850	16,850,000
Castle Rock, Colorado, COP, VRDN, 0.55%, 5/07/09 (a)	11,000	11,000,000
City and County of Denver, COP, VRDN (a):
Series A1, 0.45%, 5/01/09	26,860	26,860,000
Series A2, 0.45%, 5/01/09	54,900	54,900,000
Series A3, 0.45%, 5/01/09	29,240	29,240,000
Colorado Educational & Cultural Facilities Authority RB (EOP Charlotte JW LLC Project), VRDN, 0.57%, 5/07/09 (a)	22,580	22,580,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects), Series 2008, VRDN, 0.47%, 5/07/09 (a)	21,330	21,330,000
Colorado Educational & Cultural Facilities Authority RB (The Nature Conservancy Project), VRDN, Series A, 0.50%, 5/07/09 (a)	13,000	13,000,000
Colorado Health Facilities Authority RB, PUTTERS, VRDN (a)(b):
Series 1390, 0.56%, 5/07/09	32,940	32,940,000
Series 1739, 0.63%, 5/07/09 (c)	22,990	22,990,000
Colorado HFA, M/F Housing RB, VRDN, Series C-3, 0.50%, 5/07/09 (a)	12,000	12,000,000
Colorado HFA, RB (Ready Foods, Inc. Project), VRDN, Series A, 0.78%, 5/07/09 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado HFA, S/F Housing RB, VRDN, AMT, Class I (a):
Series A-3, 1.95%, 5/07/09	$30,000	$30,000,000
Series B-2, 1.95%, 5/07/09	25,000	25,000,000
Series B-3, 0.65%, 5/07/09	10,000	10,000,000
Colorado State, General Fund, GO, TRAN, 3.00%, 6/26/09	89,500	89,676,769
Moffat County, Colorado, PCR (Tri-State Generation Project), VRDN, 0.50%, 5/07/09 (a)	11,250	11,250,000
Regional Transportation District RB, EAGLE Tax-Exempt Trust, Series 2006-0120, VRDN, Class A, 0.98%, 5/07/09 (a)(c)	10,000	10,000,000
Southglenn Metropolitan District RB, Series 2007, VRDN, 0.63%, 5/07/09 (a)	6,000	6,000,000
Telluride, Colorado, Excise Tax RB (Valley Floor Open Space Project), VRDN, 1.50%, 5/07/09 (a)	5,315	5,315,000
Traer Creek Metropolitan District RB, VRDN, 0.70%, 5/07/09 (a)	15,030	15,030,000
University of Colorado RB, Series 2007, ROCS-RR-II-R-12144, VRDN, 1.40%, 5/07/09 (a)(b)	4,620	4,620,000

		481,351,769

Delaware — 0.1%
BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 5000, 0.74%, 5/07/09 (a)(b)(c)	14,022	14,022,459

District of Columbia — 0.7%
District of Columbia, HFA, RB, PUTTERS, VRDN, Series 895, 0.88%, 5/07/09 (a)(b)	4,790	4,790,000
District of Columbia RB (American Assoc. of Colleges Project), Consortium Issue, VRDN, 0.47%, 5/07/09 (a)	16,805	16,805,000
District of Columbia RB (Georgetown University Project), VRDN, Series C-1, 0.40%, 5/07/09 (a)	9,575	9,575,000
District of Columbia RB, EAGLE Tax-Exempt Trust, Series 2007-0121, Class A, VRDN, 0.95%, 5/07/09 (a)	15,515	15,515,000
District of Columbia, GO, Refunding, VRDN (a):
Series B, 0.50%, 5/07/09	9,490	9,490,000
Series C, 0.38%, 5/07/09	9,955	9,955,000
Series C, 2.00%, 5/07/09	14,000	14,000,000
District of Columbia, Revenue Refunding Bonds (Howard University), VRDN, Series B, 0.49%, 5/07/09 (a)	4,800	4,800,000
District of Columbia, Wells Fargo Stage Trust RB, (Georgetown University Project), FLOATS, VRDN, Series 57C, 0.62%, 5/07/09 (a)(b)(c)	24,995	24,995,000

		109,925,000

Florida — 5.5%
Austin Trust Various States RB, VRDN, Series 2008-1117, 0.58%, 5/07/09 (a)	4,245	4,245,000
Broward County Florida School Board, COP, VRDN, Series D, 1.90%, 5/07/09 (a)	5,000	5,000,000
Deutsche Bank SPEARS/LIFERS Trust, Various States RB, VRDN, Series 492, 0.63%, 5/07/09 (a)	11,335	11,335,000
Florida Housing Finance Corp., M/F Housing RB, (Boynton Bay Ltd. Project), VRDN, 0.73%, 5/07/09 (a)	10,000	10,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
Florida Hurricane Catastrophe Fund Finance Corp. RB, VRDN, ROCS-RR-II-R-11549, 0.64%, 5/07/09 (a)(b)	$26,450	$26,450,000
Florida State Board of Education, GO, PUTTERS, VRDN, Series 2850, 0.56%, 5/07/09 (a)(b)	2,480	2,480,000
Florida State Board of Education, GO, VRDN, ROCS-RR-II-R-12067, 1.11%, 5/07/09 (a)(b)	4,500	4,500,000
Florida State Turnpike Authority RB, VRDN, PUTTERS, Series 2514, 0.56%, 5/07/09 (a)(b)	4,515	4,515,000
Highlands County, Florida, Health Facilities Authority, Hospital RB (Adventist Health System), VRDN, Series A-2, 0.52%, 5/07/09 (a)	10,000	10,000,000
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist Health System), VRDN, Series C, 0.52%, 5/07/09 (a)	10,000	10,000,000
Hillsborough County HFA M/F Housing RB (Meridian Pointe Apartments Project), VRDN, 0.80%, 5/07/09 (a)	6,600	6,600,000
Hillsborough County, Florida, Solid Waste RB, FLOATS, VRDN, Series 50TP, 0.61%, 5/07/09 (a)(b)	9,555	9,555,000
Jacksonville Electric Authority, Florida, Electric, Power & Light RB, VRDN, Series 3C-3, 0.40%, 5/07/09 (a)	13,255	13,255,000
Jacksonville Electric Authority, Florida, Water and Sewer System, Revenue Refunding Bonds, VRDN, Sub-Series A-2, 0.41%, 5/07/09 (a)	17,570	17,570,000
Jacksonville Electric Authority, Water RB, VRDN, Series A-2, 0.42%, 5/07/09 (a)	30,000	30,000,000
Jacksonville Florida Health Facilities Authority RB, (Southern Baptist Hospital Project), VRDN, Series B, 0.45%, 5/01/09 (a)	3,500	3,500,000
Jacksonville, Florida, Power and Light CP, 0.65%, 7/13/09	35,960	35,960,000
Jacksonville, Florida, Transit Revenue Refunding Bonds, VRDN (a):
Series A, 0.46%, 5/07/09	58,400	58,400,000
Series B, 1.40%, 5/07/09	4,000	4,000,000
Kissimmee Utility Authority, Electric, Power and Light RB, VRDN, 3.45%, 5/07/09 (a)	25,000	25,000,000
Miami-Dade County IDA RB (Waste Management, Inc. of Florida Project), VRDN, 0.65%, 5/07/09 (a)	8,400	8,400,000
Miami-Dade County School Board, COP, Lease Renewal, VRDN, FLOATS, Series 2982, 0.63%, 5/07/09 (a)(b)(c)	52,500	52,500,000
Miami-Dade County, Florida, Aviation RB, EAGLE Tax-Exempt Trust, VRDN, AMT, Class A (a):
Series 2007-0105, 1.00%, 5/07/09	44,140	44,140,000
Series 2007-0108, 1.00%, 5/07/09	10,000	10,000,000
Orlando Utilities Commission, Multiple Utilities Improvement RB, VRDN, 0.27%, 5/07/09 (a)	75,000	75,000,000
Palm Beach County, Florida, Educational Facilities Authority RB (Atlantic University Inc. Project), VRDN, 0.50%, 5/07/09 (a)	10,300	10,300,000
Palm Beach, Florida School Board, COP, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0149, 0.50%, 5/07/09 (a)	10,315	10,315,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Pinellas County Health Facility Authority RB (Baycare Health System Project), VRDN, Series A3, 0.47%, 5/07/09 (a)	$9,175	$9,175,000
Seminole County School District, GO, 3.00%, 9/23/09	10,000	10,051,547
St. Lucie County Florida, PCR (Florida Power and Light Co. Project), VRDN, 0.41%, 5/01/09 (a)	201,085	201,085,000
St. Lucie County Florida, Solid Waste RB (Florida Power and Light Co. Project), VRDN, 0.55%, 5/01/09 (a)	25,700	25,700,000
Sunshine State Governmental Financing Commission, Public Improvements RB, VRDN, 2.30%, 5/07/09 (a)	50,515	50,515,000
Tallahassee, Florida, Energy System RB, VRDN, ROCS-RR-II-R-12176, 1.24%, 5/07/09 (a)(b)	7,375	7,375,000
Volusia County, Florida, School Board, COP, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0036, 0.53%, 5/07/09 (a)	11,680	11,680,000

		818,601,547

Georgia — 2.0%
Appling County Development Authority, PCR (Georgia Power Co. Project), VRDN, Series 2, 0.54%, 5/01/09 (a)	16,300	16,300,000
Atlanta Urban Residential Finance Authority, M/F Housing RB (Alta Coventry Station LLC Project), VRDN, 0.72%, 5/07/09 (a)	12,000	12,000,000
Atlanta Urban Residential Finance Authority, M/F Housing RB (JLC Marietta Street LLC Project), VRDN, 0.78%, 5/07/09 (a)	7,000	7,000,000
Bartow County Development Authority, PCR (Georgia Power Co. Project), VRDN, 0.34%, 5/01/09 (a)	38,000	38,000,000
Burke County, Georgia, Development Authority, PCR, Refunding (Georgia Power Co. Vogtle Project), 1st Series, 2.10%, 7/14/09	7,900	7,900,000
Cobb County Development Authority, PCR (Georgia Power Co. Project), VRDN, 0.40%, 5/07/09 (a)	6,100	6,100,000
Colquitt County Hospital Authority RB, VRDN, 0.57%, 5/07/09 (a)	8,660	8,660,000
East Point Housing Authority, M/F Housing RB, (Eagles Crest Housing Project), VRDN, 0.68%, 5/07/09 (a)	12,525	12,525,000
Floyd County Development Authority, PCR (Georgia Power Co. Project), VRDN, 0.34%, 5/01/09 (a)	10,080	10,080,000
Fulton County Development Authority RB (Siemans Energy, Inc. Project), VRDN, 0.72%, 5/07/09 (a)	7,200	7,200,000
Fulton County, Water and Sewer RB, VRDN, 1.35%, 5/07/09 (a)	1,645	1,645,000
Georgia Municipal Electric Authority RB, VRDN, 3.25%, 5/07/09 (a)	33,555	33,555,000
Georgia Municipal Electric Authority Revenue Notes (Georgia Power Co. Plant Vogtle Project), Series 2009A, BAN, 1.50%, 5/25/10 (a)	18,300	18,474,417
Heard County Development Authority, PCR (Georgia Power Co. — Wansley Project), VRDN, 0.54%, 5/01/09 (a)	17,800	17,800,000
Metropolitan Atlanta Rapid Transit Authority RB, PUTTERS, VRDN, Series 312, 0.68%, 5/07/09 (a)(b)	19,715	19,715,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Georgia (concluded)
Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia Power Co. — Scherer Project), 1.95%, 12/10/09	$11,800	$11,800,000
Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia Power Co. — Scherer Project), VRDN (a):
Series 1, 0.39%, 5/01/09	11,700	11,700,000
Series 2, 0.34%, 5/01/09	15,000	15,000,000
Private Colleges and Universities Authority RB (Mercer University Project), VRDN (a):
0.49%, 5/07/09	8,805	8,805,000
Series C, 0.49%, 5/07/09	8,700	8,700,000
Putnam County, Georgia, Development Authority PCR (Georgia Power Co. Project):
VRDN, 0.34%, 5/01/09 (a)	10,200	10,200,000
First Series 97, 2.10%, 7/14/09	6,000	6,000,000

		289,159,417

Hawaii — 0.5%
City and County of Honolulu, Hawaii, GO, VRDN, 1.39%, 5/07/09 (a)	7,500	7,500,000
City and County of Honolulu, Hawaii, Wastewater RB, PUTTERS, VRDN, Series 1475, 0.88%, 5/07/09 (a)(b)	23,850	23,850,000
Hawaii Department of Budget and Finance RB, (Hawaii Pacific Health Project), Series 2009A-2, VRDN, 0.43%, 5/07/09 (a)	7,000	7,000,000
Hawaii State Department of Budget and Finance RB, (Hawaii Pacific Health Project), VRDN, Series A-2, 0.63%, 5/07/09 (a)	15,000	15,000,000
Hawaii State, GO, VRDN, EAGLE Tax-Exempt Trust, Series 2008-0002, Class A, 1.10%, 5/07/09 (a)	4,950	4,950,000
University of Hawaii, Wells Fargo Stage Trust RB, VRDN, FLOATS, Series 2009-11C, 0.61%, 5/07/09 (a)(b)(c)	10,465	10,465,000

		68,765,000

Idaho — 0.3%
Idaho State Building Authority, Revenue Refunding Bonds (Prison Facilities Project), VRDN, Series A, 0.55%, 5/07/09 (a)	19,000	19,000,000
Idaho State, GO, Series 2008, TAN, 3.00%, 6/30/09	27,800	27,857,464

		46,857,464

Illinois — 6.7%
Aurora, Illinois, Industrial Improvements RB (Aztech Engineering, Inc. Project), VRDN, 1.00%, 5/07/09 (a)	1,550	1,550,000
Chicago, Illinois, GO, VRDN, EAGLE Tax-Exempt Trust Series 2008-0016, Class A, 1.10%, 5/07/09 (a)	5,800	5,800,000
Chicago, Illinois, GO, VRDN, ROCS-RR-II-R-10267, 0.63%, 5/07/09 (a)(b)	4,815	4,815,000
Chicago, Illinois, GO, VRDN, Series B-3, 0.35%, 5/01/09 (a)	50,625	50,625,000
Chicago, Illinois RB (O’Hare Technology Center II LLC Project), VRDN, 0.75%, 5/07/09 (a)	4,015	4,015,000

	Par
Municipal Bonds	(000)	Value

Illinois (continued)
Chicago, Illinois, Industrial Improvements RB, (Enterprise Center VIII LP Project), VRDN, 0.80%, 5/07/09 (a)	$7,000	$7,000,000
Chicago, Illinois, Metropolitan Water Reclamation District of Greater Chicago, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2007, 0.51%, 5/07/09 (a)(b)	2,390	2,390,000
Chicago, Illinois, O’Hare International Airport RB, VRDN, AMT, Second Lien, Series B, 0.73%, 5/07/09 (a)	15,260	15,260,000
Chicago, Illinois, Solid Waste Disposal RB (Groot Industries, Inc. Project), VRDN, 1.48%, 5/07/09 (a)	2,900	2,900,000
Chicago, Illinois, Wastewater Transmission, Refunding RB, VRDN, Sub-Series C-1, 0.50%, 5/01/09 (a)	6,000	6,000,000
Chicago, Illinois, Water RB, VRDN, 0.48%, 5/07/09 (a)	20,000	20,000,000
Chicago, Illinois, O’Hare International Airport RB, Eclipse Funding Trust, Solar Eclipse Certificates, Series 2006-0006, VRDN, 0.53%, 5/07/09 (a)(c)	11,465	11,465,000
Cook County, Illinois, GO, VRDN, PUTTERS, Series 559, 0.88%, 5/07/09 (a)(b)	3,200	3,200,000
Deutsche Bank SPEARS/LIFERS Trust, Various States RB, VRDN, Series DB-453, 0.60%, 5/07/09 (a)	5,750	5,750,000
Illinois Educational Facilities Authority RB, (Concordia University River Project), VRDN, 0.70%, 5/07/09 (a)	395	395,000
Illinois Finance Authority RB, VRDN, 0.45%, 5/01/09 (a)	24,645	24,645,000
Illinois Finance Authority RB, VRDN (a):
(Little Co. of Mary Hospital Project), Series A, 0.48%, 5/07/09	12,885	12,885,000
(Little Co. of Mary Hospital Project), Series B, 0.48%, 5/07/09	11,800	11,800,000
(North Park University Project), 0.37%, 5/07/09	10,000	10,000,000
(Rockford College Project), 0.98%, 5/07/09	1,340	1,340,000
(St. Xavier University Project), 0.50%, 5/07/09	5,000	5,000,000
Illinois Finance Authority RB, PUTTERS, VRDN, Series 3302, 0.78%, 5/07/09 (a)(b)(c)	4,895	4,895,000
Illinois Finance Authority, Housing RB, VRDN, PUTTERS, Series 1983, 0.56%, 5/07/09 (a)(b)	20,565	20,565,000
Illinois Finance Authority, Industrial RB (INX International Ink Co. Project), VRDN, 0.63%, 5/07/09 (a)	8,435	8,435,000
Illinois Finance Authority, PCR, Refunding (Commonwealth Edison Co. Project), VRDN, Series F, 0.52%, 5/07/09 (a)	9,300	9,300,000
Illinois Finance Authority, Recreational Facility Improvements RB (Art Institute of Chicago Project), VRDN, Subseries B1, 0.48%, 5/07/09 (a)	3,000	3,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, VRDN (a):
(Advocate Health Care Network Project), Subseries B2, 0.51%, 5/07/09	$8,075	$8,075,000
(Advocate Health Care Network Project), Subseries C2A, 0.44%, 5/07/09	12,500	12,500,000
(Children’s Memorial Hospital Project), Series C, 0.48%, 5/07/09	14,700	14,700,000
(Children’s Memorial Hospital Project), Series D, 0.48%, 5/07/09	13,200	13,200,000
(Clare Oaks Project), Series C, 0.47%, 5/07/09	10,680	10,680,000
(Edward Hospital Project), Subseries B1, 0.48%, 5/07/09	27,800	27,800,000
(Edward Hospital Project), Subseries B2, 0.48%, 5/07/09	28,630	28,630,000
(Edward Hospital Project), Subseries C, 0.48%, 5/07/09	12,595	12,595,000
(Elmhurst Healthcare Project), Series C, 3.00%, 5/07/09	63,680	63,680,000
(Elmhurst Healthcare Project), Series D, 0.41%, 5/07/09	8,600	8,600,000
(OSF Healthcare System Project), Series C, 0.40%, 5/07/09	8,000	8,000,000
(OSF Healthcare System Project), Series D, 0.40%, 5/07/09	5,000	5,000,000
(Rest Haven Christian Services), Series B, 0.48%, 5/07/09	9,300	9,300,000
(Riverside Health System Project), 0.48%, 5/07/09	5,545	5,545,000
Illinois Finance Authority, Refunding RB, VRDN, EAGLE Tax-Exempt Trust, Series 2006-0115, Class A, 0.65%, 5/07/09 (a)	5,445	5,445,000
Illinois Health Facilities Authority RB, VRDN (a):
(Riverside Health System Project), Series B, 0.48%, 5/07/09	10,570	10,570,000
(Rush Presbyterian-St. Luke’s Medical Project), Series A, 0.40%, 5/07/09	4,500	4,500,000
(Northwest Community Hospital Project), Series B, 0.40%, 5/01/09	56,900	56,900,000
Illinois State, GO, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0005, 0.51%, 5/07/09 (a)	3,905	3,905,000
Illinois Financial Authority Revenue, GO, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3387, 0.56%, 5/07/09 (a)(b)(c)	6,200	6,200,000
Illinois State, GO, VRDN, 0.50%, 5/01/09 (a)(c)	28,900	28,900,000
Illinois State, GO, VRDN, EAGLE Tax-Exempt Trust, Series 2008-0020, Class A, 1.38%, 5/07/09 (a)	10,840	10,840,000
Illinois State Highway Authority, Toll RB, Series 2008A-1, VRDN, 2.30%, 5/07/09 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, Toll Highway Senior Priority RB, VRDN (a):
Series A-1, 1.95%, 5/07/09	14,000	14,000,000
Series A-2, 3.00%, 5/07/09	88,445	88,445,000
Illinois State Toll Highway Authority, Toll Highway Tender RB, VRDN, Series A-2, 1.95%, 5/07/09 (a)	234,300	234,300,000
Metropolitan Pier and Exposition Authority, Pier Tax RB, VRDN, Series 165, 0.63%, 5/07/09 (a)	17,500	17,500,000

	Par
Municipal Bonds	(000)	Value

Illinois (concluded)
Regional Transportation Authority RB, VRDN, Macon Trust Certificates, Series Q, 1.13%, 5/07/09 (a)	$5,200	$5,200,000
Regional Transportation Authority RB, VRDN, EAGLE Tax-Exempt Trust, Series 2008-0014, Class A, 1.39%, 5/07/09 (a)	9,900	9,900,000
Southern Illinois University RB, Eclipse Funding Trust, Solar Eclipse Certificates, Series 2006-0078, 0.53%, 5/07/09	14,990	14,990,000
Upper Illinois River Valley Development Authority RB (HFH of Illinois LP Project), VRDN, 0.75%, 5/07/09 (a)	2,150	2,150,000

		1,000,080,000

Indiana — 4.3%
Crown Point Indiana Community School Corp, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0052, 0.40%, 5/01/09 (a)(b)	12,285	12,285,000
Elkhart County, Indiana, GO, VRDN, PUTTERS, Series 553, 0.56%, 5/07/09 (a)(b)	4,490	4,490,000
Elkhart County, Indiana, Industrial Improvements RB (Patriot Homes, Inc. Project), VRDN, 0.72%, 5/07/09 (a)	1,555	1,555,000
Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A, 3.00%, 5/28/09	62,700	62,753,442
Indiana Development Finance Authority RB (PSI Energy, Inc. Project), VRDN, Series B, 1.27%, 5/07/09 (a)	26,950	26,950,000
Indiana Development Finance Authority, Solid Waste RB (Waste Management, Inc. Project), VRDN (a):
Series A, 0.60%, 5/07/09	12,500	12,500,000
Series B, 1.75%, 5/07/09	7,000	7,000,000
Indiana Finance Authority RB (Sisters of St. Francis Health Service, Inc. Project), VRDN, Series H, 0.46%, 5/07/09 (a)	7,000	7,000,000
Indiana Finance Authority Refunding RB (I.V.C. Industrial Coatings, Inc. Project), VRDN, 0.78%, 5/01/09 (a)	9,100	9,100,000
Indiana Finance Authority, Health System RB, (Sisters of St. Francis Health Service, Inc. Project), VRDN, Series B, 0.45%, 5/07/09 (a)	5,600	5,600,000
Indiana Finance Authority, Industrial RB (Allied Waste North America Project), VRDN, 0.63%, 5/07/09 (a)	20,000	20,000,000
Indiana Finance Authority, Lease Appropriation RB, VRDN (a):
Series A, 2.00%, 5/01/09	55,000	55,000,000
Series A-1, 3.15%, 5/07/09	60,150	60,150,000
Series A-2, 3.15%, 5/07/09	38,800	38,800,000
Series A-2, 2.00%, 5/01/09	60,900	60,900,000
Series A-3, 2.00%, 5/01/09	39,200	39,200,000
Series A-3, 2.00%, 5/01/09	40,525	40,525,000
Indiana Finance Authority, Lease Appropriation, Refunding RB, VRDN (a):
Series A1, 2.00%, 5/07/09	22,000	22,000,000
Series A2, 3.15%, 5/07/09	33,900	33,900,000
Indiana Finance Authority, Refunding RB (Ascension Health Senior Center Project), VRDN, Series E1, 0.36%, 5/07/09 (a)	11,400	11,400,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Indiana (concluded)
Indiana Finance Authority, Refunding RB (Duke Energy Indiana, Inc. Project), VRDN (a):
Series A3, 0.70%, 5/07/09	$10,300	$10,300,000
Series A4, 0.70%, 5/01/09	9,500	9,500,000
Indiana Finance Authority, Refunding RB (Marquette Project), VRDN, Series B, 0.48%, 5/01/09 (a)	6,000	6,000,000
Indiana Health & Educational Facilities Financing Authority RB, VRDN, ROCS-RR-II-R-10417, 0.64%, 5/07/09 (a)(b)(c)	43,915	43,915,000
Indiana Housing & Community Development Authority, S/F Housing RB, VRDN, PUTTERS, Series 1397 (a)(b):
0.88%, 5/07/09	19,880	19,880,000
0.70%, 5/07/09	5,935	5,935,000
Whiting Indiana Environmental Facilities CP, 1.15%, 6/01/09	16,000	16,000,000
Whitley County, Industrial RB (Micropulse, Inc. Project), VRDN, 0.62%, 5/07/09 (a)	1,260	1,260,000

		643,898,442

Iowa — 0.8%
Iowa City, Iowa, RB (Act, Inc. Project), VRDN, 0.42%, 5/01/09 (a)	34,850	34,850,000
Iowa Finance Authority, PCR (MidAmerican Energy Co. Project), VRDN, Series B, 0.70%, 5/07/09 (a)	15,000	15,000,000
Iowa Finance Authority, Resource Recovery Improvements RB (MidAmerican Energy Co. Project), VRDN, 1.00%, 5/07/09 (a)	11,100	11,100,000
Iowa Finance Authority, Retirement Community RB, VRDN (a):
(Edgewater — A Wesley Active Life Community), Series E, 0.49%, 5/07/09	19,000	19,000,000
(Wesley Retirement Services Project), Series B, 0.47%, 5/07/09	6,500	6,500,000
Iowa Finance Authority, S/F Housing RB, VRDN, Series F, 0.55%, 5/07/09 (a)	6,000	6,000,000
Iowa Higher Education Loan Authority RB (Buena Vista University Project), VRDN, 0.62%, 5/07/09 (a)	3,840	3,840,000
Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric Project), VRDN (a):
0.80%, 5/07/09	3,900	3,900,000
Series A, 0.80%, 5/07/09	19,500	19,500,000

		119,690,000

Kansas — 0.2%
Kansas State Development Finance Authority, M/F Housing RB (Delaware Highlands Project), VRDN, Series C, 1.00%, 5/07/09 (a)	6,630	6,630,000
Lawrence, Kansas, IDRB (Boyer Properties LP Project), VRDN, Series A, 0.62%, 5/07/09 (a)	3,000	3,000,000
Lenexa, RB, Series 2007-302, VRDN, 0.73%, 5/07/09 (a)	8,500	8,500,000
Olathe, Kansas, RB (Catholic Care Campus, Inc. Project), VRDN, Series C1, 0.50%, 5/07/09 (a)	3,225	3,225,000

	Par
Municipal Bonds	(000)	Value

Kansas (concluded)
Sedgwick and Shawnee Counties, Kansas, S/F Housing RB, PUTTERS, VRDN, AMT, Series 3206, 0.71%, 5/07/09 (a)(b)(c)	$9,905	$9,905,000
		31,260,000

Kentucky — 1.6%
Carroll County, Kentucky, Pollution Control, CP (Kentucky Utilities Co. Project), 1.10%, 5/07/09	2,400	2,400,000
Glasgow Kentucky, Industrial Improvements RB, (Felker Brothers Corp. Project), VRDN, 0.75%, 5/07/09 (a)	3,345	3,345,000
Jefferson County, Kentucky Pollution Control (Louisville Gas & Electric Project), CP, 1.00%, 7/07/09	22,500	22,500,000
Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN, Series A, 3.00%, 6/25/09	28,100	28,150,756
Kentucky Economic Development Finance Authority RB, VRDN, FLOATS, Series 2980, 0.63%, 5/07/09 (a)(b)(c)	10,500	10,500,000
Kentucky Higher Education Student Loan Corp., Student Loan Revenue Refunding Bonds, VRDN, AMT, Senior Series A-1, 0.70%, 5/07/09 (a)	24,300	24,300,000
Kentucky Public Energy Authority RB, Trust Receipts, Series 21, VRDN, Class A, 0.63%, 5/07/09 (a)	3,657	3,657,000
Kentucky State Municipal Power Agency RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0107, 0.52%, 5/07/09 (a)	20,800	20,800,000
Mercer County, Kentucky, Pollution Control, (Kentucky Utility Co. Project) CP, 1.10%, 5/07/09	7,400	7,400,000
Muhlenberg County, Kentucky, Pollution Control (Kentucky Utility Project), CP, Series A, 1.10%, 5/07/09	2,400	2,400,000
Pendleton County, Kentucky, Public improvements RB, VRDN, 0.52%, 5/11/09 (a)	53,000	53,000,000
Trimble County, Kentucky, Pollution Control (Louisville Gas & Electric Project), CP:
Series A, 1.00%, 7/07/09	27,500	27,500,000
Series B, 0.80%, 7/13/09	35,000	35,000,000

		240,952,756

Louisiana — 2.8%
Calcasieu Parish IDB Refunding RB (Hydroserve Westlake LLC Project), VRDN, 0.63%, 5/07/09 (a)	4,500	4,500,000
East Baton Rouge Parish IDB, Inc. RB (Stupp Brothers, Inc. Project), VRDN, 0.50%, 5/07/09 (a)	27,200	27,200,000
Louisiana Public Facilities Authority RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0042, 0.51%, 5/07/09 (a)	21,285	21,285,000
Jefferson Parish Finance Authority RB, VRDN, ROCS-RR-II-R-11086, 0.62%, 5/07/09 (a)(b)	15,975	15,975,000
Lake Charles Harbor & Revenue District RB, (ConocoPhillips Holding Co. Project), VRDN (a):
Series A, 0.50%, 5/07/09	20,900	20,900,000
Series B, 0.50%, 5/07/09	3,400	3,400,000
Louisiana Housing Finance Agency, M/F Housing RB (Lapalco Court Apartments Project), VRDN,0.68%, 5/07/09 (a)	6,400	6,400,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, AMT (a):
(BASF Aktiengesellschaft Project), 1.55%, 5/07/09	$10,000	$10,000,000
(BASF Corp. Project), 1.55%, 5/07/09	4,000	4,000,000
Louisiana Public Facilities Authority RB, VRDN (a):
(Air Products and Chemicals Project), 0.63%, 5/01/09	13,000	13,000,000
0.60%, 5/07/09	18,650	18,650,000
(Air Products and Chemicals Project), AMT, 0.60%, 5/07/09	3,400	3,400,000
(Dynamic Fuels LLC Project), 0.39%, 5/01/09	40,000	40,000,000
(Franciscan Project), Series B, 1.55%, 5/07/09 (a)	10,000	10,000,000
Louisiana State Gas and Fuels Tax RB, Eagle Tax-Exempt Trust, VRDN, Series 2006-137, Class A, 1.08%, 5/07/09 (a)	6,490	6,490,000
Louisiana State Municipal Natural Gas Purchasing and Distribution Authority, Gas RB, PUTTERS, VRDN, Series 1411Q, 0.63%, 5/07/09 (a)(b)	48,382	48,382,000
Louisiana State University & Agricultural & Mechanical College RB, University & College Improvements, VRDN, 0.63%, 5/07/09 (a)	10,775	10,775,000
Louisiana State, Gas & Fuel Tax RB, VRDN, PUTTERS, Series 2377, 0.78%, 5/07/09 (a)(b)	9,420	9,420,000
Louisiana State, Gas & Fuel Tax RB, VRDN (a)(b):
ROCS-RR-II-R-10404, 0.97%, 5/07/09 (c)	9,900	9,900,000
ROCS-RR-II-R-12048, 1.49%, 5/07/09	9,900	9,900,000
Louisiana State, Gas & Fuel Tax RB, VRDN, EAGLE Tax-Exempt Trust, Series 2006-0150, Class A, 1.08%, 5/07/09 (a)	23,735	23,735,000
Louisiana State, GO, Refunding, VRDN, Series A, 0.45%, 5/07/09 (a)	12,800	12,800,000
Plaquemines Parish, Louisiana, PCR, (BP Exploration & Oil, Inc. Project), VRDN, 0.47%, 5/01/09 (a)	22,500	22,500,000
Plaquemines Parish, Louisiana, Refunding RB (BP Exploration & Oil, Inc. Project), VRDN, 0.47%, 5/01/09 (a)	24,300	24,300,000
St. Charles Parish CP (Shell Oil Co. Project), 0.49%, 5/01/09	23,600	23,600,000
St. James Parish, RB (Nustar Logistics LP Project), 0.60%, 6/11/09	20,000	20,000,000

		420,512,000

Maine — 0.5%
Finance Authority of Maine RB, VRDN (a):
(Dearborn Precision Project), 1.70%, 5/07/09	1,710	1,710,000
(Jackson Laboratory Project), Issue 2002, 0.57%, 5/07/09	21,945	21,945,000
Maine Health & Higher Educational Facilities Authority RB (Maine Medical Center Project), VRDN (a):
Series A, 0.60%, 5/07/09	33,900	33,900,000
Series B, 0.60%, 5/07/09	17,475	17,475,000

		75,030,000

Municipal Bonds	Par (000)	Value

Maryland — 0.6%
Carroll County RB (Fairhaven & Copper Project), Series 2004B, VRDN, 0.47%, 5/07/09 (a)	$4,200	$4,200,000
Maryland State Community Development Authority, RB, Clipper Tax-Exempt Certificates Trust, VRDN, AMT, Series 2007-19, 0.78%, 5/07/09 (a)	4,706	4,706,000
Maryland State EDC, RB (Bindagraphics, Inc. Project), VRDN, 0.78%, 5/07/09 (a)	1,700	1,700,000
Maryland State EDC, RB, VRDN (a):
(Gamse Lithographing Co. Project), 0.72%, 5/07/09	2,180	2,180,000
(Linemark Printing, Inc. Project), AMT, 0.77%, 5/07/09	5,300	5,300,000
Maryland State Health and Higher Educational Facilities Authority, RB, VRDN, Series D, 0.48%, 5/07/09 (a)	48,930	48,930,000
Maryland State Health and Higher Educational Facilities Authority, Refunding RB (University of Maryland Medical System), VRDN, Series B, 0.55%, 5/07/09 (a)	11,050	11,050,000
Maryland State Transportation Authority RB, VRDN, ROCS-RR-II-R-11437, 0.88%, 5/07/09 (a)(b)	10,000	10,000,000
Washington County, Maryland RB, VRDN, 0.72%, 5/01/09 (a)	4,330	4,330,000

		92,396,000

Massachusetts — 4.5%
Cohasset Massachusetts BAN, 2.50%, 8/07/09	8,278	8,297,679
Commonwealth of Massachusetts, GO, VRDN (a):
Series 51, Class A, 0.63%, 5/07/09	7,625	7,625,000
Series A, 0.55%, 5/07/09	191,190	191,190,000
Commonwealth of Massachusetts RB, VRDN, FLOATS, Series 96TP, 0.58%, 5/07/09 (a)(b)	9,875	9,875,000
Massachusetts Bay Transportation Authority RB, VRDN, Series A-1, 0.35%, 5/07/09 (a)	18,500	18,500,000
Massachusetts Development Finance Agency, CP, 0.65%, 5/11/09	20,000	20,000,000
Massachusetts Development Finance Agency RB, VRDN (a):
(Buckingham Browne Nichols Project), 0.49%, 5/07/09	2,400	2,400,000
(Cleveland Motion Controls Project), 1.70%, 5/07/09	2,310	2,310,000
(Cordis Mills LLC Project), 0.58%, 5/07/09	9,850	9,850,000
(Groton School Project), 0.49%, 5/07/09	15,415	15,415,000
(Lasell College Project), 3.15%, 5/07/09	15,295	15,295,000
(Lesley University Project), 0.54%, 5/07/09	9,035	9,035,000
(Smith College Project), 0.48%, 5/07/09	66,850	66,850,000
(Ward Hill Cent Production Project), 1.90%, 5/07/09	955	955,000
Massachusetts Development Finance Agency RB, VRDN, ROCS-RR-II-R-10398, 0.91%, 5/07/09 (a)(b)(c)	6,580	6,580,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, 0.49%, 5/07/09 (a)	9,470	9,470,000
Massachusetts Health & Educational Facilities Authority RB (Harvard Vanguard Medical Assoc. Project), VRDN, 0.28%, 5/07/09 (a)	3,400	3,400,000
Massachusetts Health & Educational Facilities Authority CP (Harvard Vanguard Medical Assoc. Project), 0.35%, 6/10/09	17,200	17,200,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Industrial Finance Agency, CP (New England Power Co. Project), Series 92, 1.15%, 6/12/09	$30,500	$30,500,000
Massachusetts School Building Authority RB, VRDN (a)(b)(c):
ROCS-RR-II-R-10409, 0.96%, 5/07/09	5,820	5,820,000
ROCS-RR-II-R-10411, 0.96%, 5/07/09	6,800	6,800,000
Massachusetts State Water Pollution Abatement RB, VRDN, PUTTERS, Series 2847, 0.54%, 5/07/09 (a)(b)	3,240	3,240,000
Massachusetts State Development Finance Agency RB, Macon Trust, VRDN, Series 2007-344, 0.74%, 5/07/09 (a)	90,000	90,000,000
Massachusetts State Health and Educational Facilities Authority RB (Harvard Vanguard Medical Associates Project), Macon Trust, VRDN, Series 2007-310, 0.73%, 5/07/09 (a)	11,540	11,540,000
Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue Refunding Bonds, Municipal Securities Trust Certificates, VRDN, Series SGC 28, Class A, 0.62%, 5/07/09 (a)	10,000	10,000,000
Massachusetts State Turnpike Authority, Western Turnpike System RB, Clipper Tax-Exempt Certificates Trust, VRDN, Series 2007-48, 0.68%, 5/07/09 (a)	20,000	20,000,000
Massachusetts State Water Pollution Abatement RB, Water Pollution, VRDN, Series SGA 87, 0.45%, 5/01/09 (a)	27,775	27,775,000
Massachusetts State, GO, RAN, Series C, 4.00%, 5/29/09	13,100	13,117,839
Massachusetts Water Resources Authority RB, VRDN, Series E, 0.64%, 5/07/09 (a)	10,200	10,200,000
University of Massachusetts Building Authority, Revenue Refunding Bonds, VRDN (a):
Senior Series 3, 0.47%, 5/07/09	11,885	11,885,000
Senior Series 4, 0.48%, 5/07/09	9,960	9,960,000

		665,085,518

Michigan — 1.6%
Detroit City School District, GO, VRDN, PUTTERS, Series 2954, 0.88%, 5/07/09 (a)(b)	5,000	5,000,000
Huron Valley School District, GO, VRDN, ROCS-RR-II-R-12157, 0.64%, 5/07/09 (a)(b)	5,000	5,000,000
Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding Bonds (Bronson Methodist Hospital), VRDN, Series A, 0.50%, 5/07/09 (a)	6,700	6,700,000
L’Anse Creuse Public Schools, GO, VRDN, ROCS-RR-II-R-10407, 0.97%, 5/07/09 (a)(b)(c)	3,700	3,700,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project), VRDN (Ascension Health Guaranty) (a):
Series 2008B-5, 0.36%, 5/07/09	20,000	20,000,000
Series 2008B-7, 0.36%, 5/07/09	25,500	25,500,000
Michigan Municipal Bond Authority, RAN, Series A-1, 3.00%, 8/20/09	43,715	43,894,205

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State University RB, VRDN, Series A, 0.33%, 5/07/09 (a)	$12,005	$12,005,000
Michigan State, HDA, Rental Housing Refunding RB, VRDN, AMT, Series A, 0.70%, 5/07/09 (a)	38,230	38,230,000
Michigan State, HDA, Rental Housing Refunding RB, AMT, VRDN, Series E, 0.36%, 5/07/09 (a)	25,000	25,000,000
Wayne County, Michigan, Airport Authority, RB, VRDN, EAGLE Tax-Exempt Trust, Series 2007-0017, Class A, 0.95%, 5/07/09 (a)	24,750	24,750,000
Wayne County, Michigan, Airport Authority, Refunding RB, VRDN, AMT, Series C1, 0.48%, 5/07/09 (a)	22,015	22,015,000

		231,794,205

Minnesota — 1.0%
Minneapolis, Minnesota RB (Fairview Health Services Project), VRDN, Series C, 0.40%, 5/07/09 (a)	5,800	5,800,000
Minneapolis/St. Paul Housing Finance Board, S/F Housing RB, VRDN, ROCS-RR-II-R-11210, 0.70%, 5/07/09 (a)(b)	5,825	5,825,000
Minnesota State, GO, PUTTERS, VRDN, Series 3265, 0.56%, 5/07/09 (a)(b)(c)	3,990	3,990,000
Rochester, Minnesota, Healthcare Facilities (Mayo Foundation Project), CP:
0.55%, 5/08/09	20,000	20,000,000
Series 00-B, 0.50%, 5/07/09	19,000	19,000,000
Series 00-C, 0.50%, 5/07/09	34,000	34,000,000
Series 01-A, 0.50%, 5/07/09	31,300	31,300,000
Series 01-B, 0.45%, 5/08/09	23,150	23,150,000
Series 92-B, 0.50%, 5/07/09	6,100	6,100,000

		149,165,000

Mississippi — 2.3%
Clipper Tax-Exempt Certificate Trust RB, VRDN, Series 2008-6, 0.66%, 5/07/09 (a)	25,270	25,270,000
Mississippi Business Finance Commission RB, (Chevron Corp. Project), Series A, VRDN, 0.30%, 5/01/09 (a)	93,800	93,800,000
Mississippi Business Finance Commission RB, (Chevron USA, Inc. Project), Series 2007D, 0.59%, 9/01/09	12,500	12,500,000
Mississippi Business Finance Corp. RB, VRDN (a):
(Jackson Medical Mall Foundation Project), 0.48%, 5/07/09	5,190	5,190,000
(Mississippi Power Co. Project), 0.39%, 5/01/09	10,600	10,600,000
Mississippi Development Bank RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0153, 0.55%, 5/07/09 (a)	6,210	6,210,000
Mississippi Development Bank, Special Obligation RB (Municipal Gas Authority of Mississippi — Natural Gas Supply Project), VRDN, 0.50%, 5/07/09 (a)	47,610	47,610,000
Mississippi Development Bank, Special Obligation Refunding RB (Harrison Project), VRDN, Series A, 2.75%, 5/07/09 (a)	78,100	78,100,000
Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Walnut Grove Youth Facility Project), VRDN, Series A, 0.50%, 5/07/09 (a)	11,000	11,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds (North Mississippi Health Services), VRDN (a):
Series 1, 0.40%, 5/07/09	$17,906	$17,906,000
Series 2, 0.40%, 5/07/09	9,725	9,725,000
Mississippi State, GO, VRDN, 0.55%, 5/07/09 (a)	28,765	28,765,000

		346,676,000

Missouri — 1.9%
Kansas City, Missouri, IDA, RB (Downtown Redevelopment District Project), VRDN, Series B, 0.48%, 5/07/09 (a)	14,000	14,000,000
Kansas City, Missouri, Refunding RB, VRDN, Series E, 0.50%, 5/07/09 (a)	11,625	11,625,000
Missouri State Health & Educational Facilities Authority RB, VRDN (a):
(Rockhurst University Project), 0.52%, 5/01/09	12,852	12,852,000
(SSM Health Care Corp. Project), Series D4, 0.46%, 5/07/09	56,125	56,125,000
(St. Louis University Project), 0.52%, 5/01/09	2,530	2,530,000
(St. Louis University Project), Series A, 0.50%, 5/01/09	7,775	7,775,000
Missouri State Health & Educational Facilities Authority RB, VRDN, Series 2007 ROCS-RR-II-R-10293, 1.10%, 5/07/09 (a)(b)	28,785	28,785,000
Missouri State Health & Educational Facilities Authority RB, EAGLE Tax-Exempt Trust, Series 2007-0001, Class A, 0.65%, 5/07/09	8,470	8,470,000
Missouri State Health & Educational Facilities Authority, Health Facilities Refunding RB, (Sisters of Mercy Health System Project), VRDN, Series C, 0.43%, 5/07/09 (a)	35,225	35,225,000
Missouri State Health & Educational Facilities Authority, Refunding RB (Ascension Health Project):
VRDN, Series C1, 0.56%, 5/04/10 (a)	5,000	5,000,000
Series C3, 0.73%, 3/03/10	18,150	18,150,000
Missouri State Health & Educational Facilities Authority, Refunding RB (Drury College Project), VRDN, 0.52%, 5/01/09 (a)	6,095	6,095,000
Missouri State Health & Educational Facilities Authority, Refunding RB (SSM Health Care Corp. Project), VRDN (a):
Series A1, 0.50%, 5/07/09	12,000	12,000,000
Series C2, 0.50%, 5/07/09	7,500	7,500,000
Series C5, 0.45%, 5/07/09	8,600	8,600,000
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, 0.63%, 5/07/09 (a)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, Retirement Facilities RB (Lutheran Senior Services Project), VRDN, 0.47%, 5/07/09 (a)	9,000	9,000,000
Palmyra, Missouri, IDA, Solid Waste Disposal RB, (BASF Corp. Project), VRDN, AMT, 1.55%, 5/07/09 (a)	8,000	8,000,000
Saint Louis, Missouri, General Fund, TRAN, 3.25%, 6/30/09	8,200	8,219,599

Municipal Bonds	Par (000)	Value

Missouri (concluded)
St. Joseph Missouri IDA, RB (Heartland Regional Medical Center Project), VRDN, 0.41%, 5/07/09 (a)	$6,000	$6,000,000

		280,791,599

Nebraska — 0.7%
American Public Energy Agency RB (National Public Gas Agency Project), VRDN, Series A, 0.50%, 5/07/09 (a)	20,607	20,607,000
Douglas County Hospital Authority No. 3, Refunding RB, VRDN, ROCS-RR-II-R-11693, 0.92%, 5/07/09 (a)(b)(c)	5,265	5,265,000
Lincoln Nebraska Electric System RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0043, 0.53%, 5/07/09 (a)	23,420	23,420,000
Lincoln, Nebraska, Electric System RB, FLOATS, VRDN, Series 2900, 0.63%, 5/07/09 (a)(b)	13,370	13,370,000
New Hampshire Health & Education Facilities Authority, Refunding RB (Creighton University Project), VRDN (a):
0.45%, 5/01/09	9,750	9,750,000
Series B, 0.50%, 5/01/09	8,070	8,070,000
Omaha, Nebraska, GO, VRDN, ROCS-RR-II-R-12170, 1.13%, 5/07/09 (a)(b)	18,545	18,545,000

		99,027,000

Nevada — 0.9%
Austin Trust Various States, GO, VRDN, Series 2008-1171, 0.58%, 5/07/09 (a)	9,770	9,770,000
Clark County School District, GO, VRDN, ROCS-RR-II-R-11297, 0.64%, 5/07/09 (a)(b)	3,770	3,770,000
Clark County, Nevada, Airport System RB, AMT, 3.00%, 7/01/09	56,400	56,497,447
Clark County, Nevada, Deutsche Bank SPEARS/ LIFERS Trust, Various States RB, VRDN, Series DBE-669, 0.61%, 5/07/09 (a)	3,550	3,550,000
Director of the State of Nevada Department of Business & Industry, Business RB, VRDN (a):
(LVE Energy Partners LLC Project), 0.63%, 5/07/09	13,100	13,100,000
(Republic Services, Inc. Project), 0.70%, 5/07/09	28,000	28,000,000
Director of the State of Nevada Department of Business & Industry, Solid Waste RB (Republic Services, Inc. Project), VRDN, 0.70%, 5/07/09 (a)	13,000	13,000,000
Truckee Meadows Water Authority RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0015, 0.51%, 5/07/09 (a)	9,990	9,990,000

		137,677,447

New Hampshire — 0.7%
New Hampshire Business Finance Authority RB, (Wiggins Airways, Inc. Project), VRDN, 0.77%, 5/07/09 (a)	3,000	3,000,000
New Hampshire Finance Authority, CP (New England Power Co. Project), Series 90-A, 1.20%, 6/12/09	81,850	81,850,000
New Hampshire Health & Education Authority RB, (Wentworth-Douglass Hospital Project), VRDN, 0.55%, 5/01/09 (a)	4,745	4,745,000

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Hampshire (concluded)
New Hampshire Health & Education Facilities Authority RB, VRDN (a):
(LRG Healthcare Project), Series B, 0.52%, 5/07/09	$8,370	$8,370,000
(River College), VRDN, 0.52%, 5/07/09	10,675	10,675,000

		108,640,000

New Jersey — 1.6%
Livingston Township, New Jersey, GO, BAN, 2.50%, 5/21/09	15,500	15,507,207
Moorestown Township, New Jersey, GO, BAN, 2.50%, 9/04/09	6,139	6,153,270
New Jersey State Housing & Mortgage Finance Authority RB, VRDN, AMT, Series 3, 2.50%, 5/07/09 (a)	169,365	169,365,000
New Jersey Tobacco Settlement Financing Corp. RB, Municipal Trust Receipts, VRDN, FLOATS (a)(b)(c):
Series 2008-2955, 8.28%, 5/07/09	13,685	13,685,000
Series 2008-2959, 6.85%, 5/07/09	14,215	14,215,000
Passaic County, New Jersey, GO, BAN, 1.50%, 4/13/10	6,656	6,700,863
Upper Freehold Township, New Jersey, GO, BAN, 2.50%, 8/14/09	8,932	8,950,812

		234,577,151

New Mexico — 0.7%
New Mexico Financial Authority RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0034, 0.53%, 5/07/09 (a)(c)	10,380	10,380,000
New Mexico Finance Authority, Refunding RB, VRDN, Subseries A-1, 0.40%, 5/07/09 (a)	19,000	19,000,000
New Mexico Hospital Equipment Loan Council RB, (Presbyterian Healthcare Foundation Project), VRDN, Series B, 0.40%, 5/07/09 (a)	19,500	19,500,000
New Mexico Mortgage Finance Authority, S/F Housing RB, AMT, Series 1, 1.03%, 1/12/10	40,500	40,500,000
RBC Municipal Products, Inc. Trust RB, VRDN, FLOATS, Series I-36, 0.70%, 5/07/09 (a)(b)	15,000	15,000,000

		104,380,000

New York — 5.8%
Albany, New York, City School District, GO, BAN, Series A, 3.00%, 6/26/09	50,454	50,545,641
Hudson Yards Infrastructure Corp. New York RB, Eagle Tax-Exempt Trust, VRDN, Series 2007-0030, Class A, 0.96%, 5/07/09 (a)	54,265	54,265,000
Port Authority NY & NJ RB, PUTTERS, VRDN, Series 3194, 0.69%, 5/07/09 (a)(b)(c)	47,990	47,990,000
Lindenhurst Union Free School District, School Construction, GO, BAN, 2.75%, 7/09/09	6,525	6,537,976
Metropolitan Transportation Authority RB, VRDN, ROCS-RR-II-R-10266, 1.32%, 5/07/09 (a)(b)	27,545	27,545,000
Mineola Union Free School District, GO, TAN, 2.75%, 6/29/09	10,000	10,018,446

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Housing Development Corp., M/F Housing RB, VRDN (a):
(400 West 59th Street Partners Project), Series A, 0.37%, 5/07/09	$17,500	$17,500,000
(Clinton Street Associates Project), Series A, 0.37%, 5/07/09	49,000	49,000,000
(Related Broadway Development LLC Project), Series A, 0.37%, 5/07/09	31,140	31,140,000
AMT, Series J-2-B, 0.48%, 5/07/09	10,100	10,100,000
New York City Industrial Development Agency RB, VRDN, EAGLE Tax-Exempt Trust, Series 2006-0112, Class A, 0.94%, 5/07/09 (a)	25,475	25,475,000
New York City Municipal Water Finance Authority RB, VRDN, EAGLE Tax-Exempt Trust, Series 2008-0022, Class A, 1.12%, 5/07/09 (a)	31,430	31,430,000
New York City Municipal Water Finance Authority RB, VRDN, PUTTERS, Series 3026, 0.54%, 5/07/09 (a)(b)	4,000	4,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, EAGLE Tax-Exempt Trust, Series 2008-0023, Class A, 1.14%, 5/07/09 (a)	10,000	10,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, FLOATS (a)(b):
Series 1501, 0.61%, 5/07/09	11,900	11,900,000
Series 2843, 0.63%, 5/07/09	24,565	24,565,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b):
ROCS-RR-II-R-12205, 1.38%, 5/07/09	21,495	21,495,000
ROCS-RR-II-R-406, 0.63%, 5/07/09	24,135	24,135,000
New York Dormitory Authority RB (Mental Health Services Facilities Project), Series 2003, VRDN, 0.41%, 5/07/09 (a)	28,100	28,100,000
New York Local Government Assistance Corp. RB, Series 1993A, VRDN, 0.33%, 5/07/09 (a)	10,700	10,700,000
New York Local Government Assistance Corp. RB, VRDN, Series BV2, 1.50%, 5/07/09 (a)	34,770	34,770,000
New York State Dormitory Authority RB, VRDN, EAGLE Tax-Exempt Trust, Series 2007-0002, Class A, 0.62%, 5/07/09 (a)	20,000	20,000,000
New York State Dormitory Authority, State Supported Debt RB (Mental Health Services Facilities), VRDN, 0.50%, 5/01/09 (a)	56,960	56,960,000
New York State Housing Finance Agency, M/F Housing RB (Biltmore Tower LLC Project), VRDN, Series A, 0.41%, 5/07/09 (a)	30,700	30,700,000
New York State Mortgage Agency, S/F Housing RB, VRDN, AMT, Series 159, 0.38%, 5/07/09 (a)	6,500	6,500,000
Port Authority of New York & New Jersey, Refunding RB, VRDN, Series 2, 0.45%, 5/01/09 (a)	38,100	38,100,000
Poughkeepsie Industrial Development Agency, Refunding RB (Woodside Associates LLC Project), VRDN, 0.70%, 5/07/09 (a)	15,725	15,725,000
Sales Tax Asset Receivable Corp. RB, VRDN, FLOATS, Series 2901, 0.63, 5/07/09 (a)(b)	32,545	32,545,000
Sales Tax Asset Receivable Corp. RB, VRDN, ROCS-RR-II-R-10395, 0.96%, 5/07/09 (a)(b)(c)	33,905	33,905,000
Saratoga County, New York, BAN, 2.75%, 7/22/09	32,000	32,083,465

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Triborough Bridge & Tunnel Authority RB, VRDN, Series A, 2.25%, 5/07/09 (a)	$29,415	$29,415,000
Troy, IDA, RB, VRDN (Rensselaer Polytech Institute Project), 0.39%, 5/07/09 (a)	19,500	19,500,000
Wells Fargo Stage Trust RB, FLOATS, 0.62%, 5/07/09 (b)	19,940	19,940,000

		866,585,528

North Carolina — 1.9%
BB&T Municipal Trust, FLOATS, VRDN, Series 1016, 0.60%, 5/07/09 (a)(b)	19,945	19,945,000
Charlotte-Mecklenburg Hospital Authority RB, (Carolinas Healthcare System Project), VRDN, Series B, 0.45%, 5/01/09 (a)	10,300	10,300,000
Charlotte-Mecklenburg Hospital Authority RB, (Mercy Hospital, Inc. Project), VRDN (a):
Series F, 2.75%, 5/07/09	45,305	45,305,000
Series H, 0.45%, 5/01/09	37,000	37,000,000
Forsyth County, North Carolina, GO, VRDN, Series B, 0.47%, 5/07/09 (a)	7,250	7,250,000
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal, Revenue Refunding Bonds (Duke Energy Carolinas LLC), VRDN, AMT (a):
Series A, 0.47%, 5/07/09	11,000	11,000,000
Series B, 0.48%, 5/07/09 (a)	7,000	7,000,000
North Carolina Medical Care Commission RB, (WakeMed Project), VRDN, Series B, 0.47%, 5/07/09 (a)	9,400	9,400,000
North Carolina Medical Care Commission, Hospital RB (Moses H. Cone Memorial Health System), VRDN, Series B, 0.54%, 5/07/09 (a)	10,300	10,300,000
North Carolina Medical Care Commission, Refunding RB (Iredell Memorial Hospital, Inc. Project), VRDN, 0.45%, 5/01/09 (a)	7,460	7,460,000
North Carolina State Educational Assistance Authority, Revenue Refunding Bonds, VRDN, AMT, Series A-2, 0.59%, 5/07/09 (a)	14,000	14,000,000
Raleigh Durham Airport Authority RB, VRDN, AMT, Series A, 0.75%, 5/07/09 (a)	100,690	100,690,000
University of North Carolina at Chapel Hill RB, VRDN, ROCS-RR-II-R-11292, 0.64%, 5/07/09 (a)(b)	3,080	3,080,000

		282,730,000

Ohio — 2.2%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project), Series 2004, VRDN, 0.50%, 5/07/09 (a)	25,000	25,000,000
Avon, Ohio, GO, BAN, 2.35%, 5/14/09	8,325	8,326,031
Big Walnut Local School District, GO, 2.50%, 6/18/09	5,000	5,007,526
Brunswick, Ohio, GO, BAN, 2.30%, 5/07/09	3,550	3,550,224
Butler County, Ohio, GO, BAN, 2.25%, 8/06/09	4,648	4,654,069
Cleveland, Ohio, Waterworks Improvement RB, EAGLE Tax-Exempt Trust, VRDN, Series 983501, 0.91%, 5/07/09 (a)	15,000	15,000,000
Columbus, Ohio, GO, 2.50%, 12/16/09	7,000	7,060,782

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Cuyahoga County, Ohio RB (Meridia Health System Project), VRDN, Subseries B3, 0.35%, 5/01/09 (a)	$14,950	$14,950,000
Cuyahoga County, Ohio, GO, BAN, 2.50%, 12/23/09	15,000	15,139,078
Cuyahoga Falls, Ohio, GO, Limited Tax Various Purpose Notes, 2.75%, 12/09/09	2,500	2,519,478
Cuyahoga, Ohio, Community College, TAN, Refunding, Series B, 2.50%, 7/01/09	5,000	5,010,410
Dover, Ohio, GO, BAN, 2.50%, 6/04/09	7,800	7,803,555
Fairfield, Ohio, Golf Course Improvements, GO, BAN, 2.25%, 10/30/09	500	500,982
Franklin County, Ohio, Refunding RB (Nationwide Children’s Hospital Project), VRDN (a):
Series C, 0.46%, 5/07/09	13,130	13,130,000
Series D, 0.46%, 5/07/09	8,620	8,620,000
Series E, 0.38%, 5/07/09	16,270	16,270,000
Hilliard School District, GO, BAN, 2.25%, 7/01/09	6,500	6,502,657
Lorain County, Ohio, Highway Improvements, GO, BAN, Series B, 2.50%, 6/02/09	2,610	2,611,030
Lucas County, Ohio, GO, BAN, Series 1, 2.25%, 9/17/09	6,805	6,818,994
Marion County, Ohio, GO, BAN, 2.75%, 12/02/09	900	902,589
Miami County, Ohio, GO, BAN, 2.50%, 11/24/09	1,250	1,253,469
Montgomery County, Ohio, CP:
1.35%, 5/12/09	25,000	25,000,000
1.35%, 5/13/09	42,300	42,300,000
Ohio, HFA, S/F Housing RB, VRDN, Series I, 0.51%, 5/07/09 (a)	5,000	5,000,000
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas and Electric), VRDN, Series B, 2.25%, 5/07/09 (a)	1,300	1,300,000
Ohio State Higher Educational Facility Commission RB, VRDN, EAGLE Tax-Exempt Trust, Series 2007-0041, Class A, 0.92%, 5/07/09 (a)	47,400	47,400,000
Olentangy Local School District, GO, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0007, 0.55%, 5/07/09 (a)	15,170	15,170,000
Oregon, Ohio, GO, BAN, 2.50%, 9/09/09	3,975	3,985,514
Perrysburg, Ohio, GO, BAN, 2.13%, 5/21/09	2,250	2,250,174
Princeton, Ohio, City School District, GO, Municipal Securities Trust Certificates, VRDN, Series SGB 50-A, 0.63%, 5/07/09 (a)	2,370	2,370,000
Rickenbacker Port Authority RB, VRDN, ROCS-RR-II-R-591CE, 00.93%, 5/07/09 (a)(b)	5,700	5,700,000

		321,106,565

Oklahoma — 0.6%
Oklahoma State Development Finance Authority RB, VRDN (a):
(ConocoPhillips Co. Project), AMT, 0.50%, 5/07/09	29,300	29,300,000
(ConocoPhillips Holding Co. Project), 0.50%, 5/07/09	10,000	10,000,000
Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds, VRDN, Series C, 0.30%, 5/07/09 (a)	40,000	40,000,000
Tulsa Airports Improvement Trust RB, VRDN, Series C, 0.63%, 5/07/09 (a)	10,180	10,180,000

		89,480,000

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Oregon — 0.9%
Clackamas County Hospital Facility Authority RB, VRDN (a):
(Legacy Health System Project), 0.41%, 5/07/09	$4,900	$4,900,000
(Mary’s Woods at Marylhurst Project), 0.52%, 5/07/09 (a)	9,855	9,855,000
Oregon Department of Transportation Highway User Tax RB, Series 2006B-2, VRDN, 1.50%, 5/07/09 (a)	40,435	40,435,000
Oregon Department of Transportation Highway User Tax RB, Series B-1, VRDN, 1.50%, 5/07/09 (a)	41,245	41,245,000
Oregon State Facilities Authority RB (Oregon Episcopal School Project), VRDN, Series A, 0.47%, 5/07/09 (a)	7,000	7,000,000
Oregon State Facilities Authority RB (PeaceHealth Project), Series 2008C, VRDN, 0.47%, 5/07/09 (a)	8,000	8,000,000
Oregon State Facilities Authority RB (PeaceHealth Project), VRDN, Series A, 0.40%, 5/07/09 (a)	13,765	13,765,000
Oregon State Facilities Authority RB, VRDN, Series A, 0.47%, 5/07/09 (a)	7,000	7,000,000

		132,200,000

Pennsylvania — 4.0%
Emmaus, Pennsylvania, General Authority RB, VRDN, Series A, 0.47%, 5/07/09 (a)	11,500	11,500,000
Pennsylvania Economic Development Financing Authority RB (Republic Services, Inc. Project), VRDN, 0.70%, 5/07/09 (a)	8,000	8,000,000
Pennsylvania Economic Development Financing Authority RB, VRDN, Series V, 0.88%, 5/07/09 (a)	13,500	13,500,000
Pennsylvania, HFA, S/F Housing RB, VRDN, AMT (a):
Series 2006-94B, 2.60%, 5/07/09	25,165	25,165,000
Series 84D, 2.60%, 5/07/09	18,335	18,335,000
Pennsylvania, HFA, S/F Housing RB, VRDN, FLOATS, Series 2998, 0.68%, 5/07/09 (a)(b)(c)	10,840	10,840,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project), VRDN, Series B, 0.38%, 5/07/09 (a)	5,905	5,905,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN, Series A-1, 0.53%, 5/07/09 (a)	71,465	71,465,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN (a):
Series A-2, 0.40%, 5/07/09	29,425	29,425,000
Series U, 3.00%, 5/07/09	84,560	84,560,000
Pennsylvania State, GO, Clipper Tax-Exempt Certificates Trust, VRDN, Series 2007-30, 0.73%, 5/07/09 (a)	17,385	17,385,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital of Philadelphia Project), VRDN, Series C, 0.40%, 5/01/09 (a)	21,000	21,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB, VRDN (Paul’s Run Retirement Community Project), 0.47%, 5/07/09 (a)	14,150	14,150,000
Philadelphia School District, GO, VRDN, Subseries A-2, 0.50%, 5/07/09 (a)	18,475	18,475,000
Philadelphia, Pennsylvania, Authority for IDRB, VRDN, Series B, 0.38%, 5/07/09 (a)	178,000	178,000,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia, Pennsylvania, GO, TRAN, Series A, 3.50%, 6/30/09	$20,000	$20,048,940
Philadelphia, Pennsylvania, Water & Wastewater RB, VRDN, EAGLE Tax-Exempt Trust, Series 2002-0035, Class A, 0.93%, 5/07/09 (a)	9,900	9,900,000
Philadelphia, Pennsylvania, Water & Wastewater RB, VRDN, 3.10%, 5/07/09 (a)	33,135	33,135,000
Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan Health Obligated Group Project), VRDN, Series C, 0.58%, 5/07/09 (a)	8,400	8,400,000

		599,188,940

Puerto Rico — 0.6%
Austin Trust Various States, VRDN, Series 2008-355, 0.63%, 5/07/09 (a)	80,700	80,700,000
Commonwealth of Puerto Rico Highway and Transportation Authority RB, Series 2008, ROCS-RR-II-R-10327CE, VRDN, 2.35%, 5/07/09 (a)(b)	3,000	3,000,000

		83,700,000

Rhode Island — 0.4%
Rhode Island Housing and Management, S/F Housing RB, PUTTERS, VRDN, Series 3210, 0.56%, 5/07/09 (a)(b)(c)	14,905	14,905,000
Rhode Island Health and Educational Building Corp. RB (Bryant University Project), VRDN, 0.30%, 5/07/09 (a)	10,000	10,000,000
Rhode Island Health and Educational Building Corp. RB (Roger Williams University Project), VRDN, Series A, 0.50%, 5/07/09 (a)	10,975	10,975,000
Rhode Island Housing and Mortgage Finance Corp., M/F Housing RB (Groves at Johnston Project), VRDN, AMT, 0.60%, 5/07/09 (a)	17,500	17,500,000
Rhode Island Housing and Mortgage Finance Corp., M/F Housing RB (Smith/Keen LP Project), VRDN, Series A, 0.75%, 5/07/09 (a)	2,175	2,175,000
Rhode Island State, Sewer Improvements RB, VRDN, 0.77%, 5/07/09 (a)	3,020	3,020,000

		58,575,000

South Carolina — 1.2%
Berkeley County, South Carolina, Exempt Facilities, Industrial RB (Amoco Chemical Co. Project), VRDN, AMT, 0.47%, 5/01/09 (a)	22,100	22,100,000
Berkeley County, South Carolina, Industrial Improvements RB (Nucor Corp. Project), VRDN (a):
1.10%, 5/07/09	9,400	9,400,000
Series A, 0.58%, 5/07/09 (a)	15,000	15,000,000
Darlington County, South Carolina RB (Nucor Corp. Project), VRDN, Series A, 0.68%, 5/07/09 (a)	4,100	4,100,000
South Carolina State Public Services Authority RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0064, 0.53%, 5/07/09 (a)	24,850	24,850,000
Greenville County School District, Refunding RB, VRDN, FLOATS (a)(b):
Series 2056, 0.58%, 5/07/09	9,615	9,615,000
Series 43TP, 0.51%, 5/07/09	7,440	7,440,000
Greenville Hospital System, South Carolina, Hospital Facilities Revenue Refunding Bonds, VRDN, Series C, 0.50%, 5/07/09 (a)	4,500	4,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	43

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
Greenville Country South Carolina School District RB, PUTTERS Trust, VRDN, Series 3165 (a)(b)(c):
0.56%, 5/07/09	$15,995	$15,995,000
2.75%, 5/07/09	2,300	2,300,000
South Carolina Jobs — EDA RB, VRDN (a):
(Core Materials Corp. Project), 1.70%, 5/07/09	2,930	2,930,000
(Electric City Printing Co. Project), 0.77%, 5/07/09	2,800	2,800,000
(Giant Cement Holding, Inc. Project), 0.67%, 5/07/09 (a)	39,000	39,000,000
South Carolina State, GO, VRDN, ROCS-RR-II-R-692WF, 0.63%, 5/07/09 (a)(b)	4,090	4,090,000
South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds, VRDN (a):
Series B1, 0.55%, 5/07/09	8,180	8,180,000
Series B2, 0.47%, 5/07/09	7,180	7,180,000

		179,480,000

Tennessee — 3.7%
Blount County Tennessee Public Building Authority, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0005, 0.53%, 5/07/09 (a)	27,635	27,635,000
Clipper Tax-Exempt Certificate Trust, VRDN, Series 2007-22, 0.68%, 5/07/09 (a)	12,795	12,795,000
Memphis, GO, Series 2009, BAN, 2.00%, 5/18/10	10,000	10,145,800
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB, (Ascension Health Credit Project), Series 2001, VRDN, 0.78%, 5/07/09 (a)	17,675	17,675,000
Metropolitan Nashville Airport Authority, Refunding RB, VRDN, Series A, 1.50%, 5/07/09 (a)	6,800	6,800,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project), Series 2008, VRDN, 0.45%, 5/01/09 (a)	36,825	36,825,000
Montgomery County Public Building Authority Pooled Financing RB, VRDN (a):
(Tennessee County Loan Pool Project), 0.50%, 5/07/09	12,160	12,160,000
(Tennessee County Loan Pool Project), 0.45%, 5/01/09	30,630	30,630,000
Municipal Energy Acquisition Corp., Tennessee, Gas RB, PUTTERS, VRDN (a)(b):
Series 1578, 0.63%, 5/07/09	215,060	215,060,000
Series 1579, 0.63%, 5/07/09	28,635	28,635,000
Sevier County Public Building Authority, Public Improvements RB, VRDN, 0.55%, 5/01/09 (a)	7,000	7,000,000
Shelby County Health Educational and Housing Facilities Board RB, VRDN (a):
(Arbors of Germantown Project), 0.47%, 5/07/09	11,800	11,800,000
(Trezevant Episcopal Home Project), Series B, 0.63%, 5/07/09 (a)	6,000	6,000,000

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Shelby County, Tennessee, GO, VRDN, Series C, 1.50%, 5/07/09 (a)	$59,750	$59,750,000
Shelby County, Tennessee, CP, Series 2008A:
0.65%, 7/01/09	37,300	37,300,000
0.80%, 5/01/09	12,700	12,700,000
Tennergy Corp., Tennessee, Gas RB, STARS Certificates Trust, VRDN, Series 2006-001, 0.63%, 5/07/09 (a)	10,385	10,385,000

		543,295,800

Texas — 14.4%
Brazos Harbor, Texas, IDC, Environmental Facilities RB (ConocoPhillips Co. Project), VRDN, AMT, 0.50%, 5/07/09 (a)	6,000	6,000,000
Brazos River Harbor Navigation District RB (BASF Corp. Project), VRDN (a):
1.55%, 5/07/09	24,500	24,500,000
1.55%, 5/07/09	20,000	20,000,000
Brownsville Independent School District, GO, PUTTERS, VRDN, Series 1059-B, 0.66%, 5/07/09 (a)(b)(c)	1,810	1,810,000
City of Austin Texas, RB, Hotel Occupancy Tax, VRDN, Series A, 3.00%, 5/07/09 (a)	12,560	12,560,000
City of Dallas RB, ROCS-RR-II-R-12044, VRDN, 1.39%, 5/07/09 (a)(b)	22,290	22,290,000
City of Houston, GO, VRDN, Series A-1, 0.75%, 5/07/09 (a)	22,145	22,145,000
City of San Antonio RB, VRDN, Class A (a):
Series 0005, 0.83%, 5/07/09 (b)	7,500	7,500,000
Series 3010, 0.98%, 5/07/09	34,550	34,550,000
County of Bexar, GO, PUTTERS, VRDN, Series 537, 0.88%, 5/07/09 (a)(b)	3,975	3,975,000
County of Denton, GO, VRDN, Series 117, 0.50%, 5/01/09 (a)	8,930	8,930,000
County of Harris RB, VRDN, Series 31, Class A, 0.35%, 5/01/09 (a)	35,500	35,500,000
Cypress-Fairbanks Independent School District, GO, 3.00%, 6/25/09	36,000	36,073,112
Cypress-Fairbanks Independent School District, GO, ROCS-RR-II-R-12104, VRDN, 0.63%, 5/07/09 (a)(b)	29,700	29,700,000
Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS, VRDN, Series 86TP, 0.58%, 5/07/09 (a)(b)	6,525	6,525,000
Del Valle Independent School District, GO, PUTTERS, VRDN, Series 1946, 0.66%, 5/07/09 (a)(b)	17,285	17,285,000
Denton Independent School District, GO, PUTTERS, VRDN, Series 2603, 0.58%, 5/07/09 (a)(b)	7,425	7,425,000
Deutsche Bank SPEARS/LIFERS Trust, Various States RB, SPEARS, VRDN, Series DB-515, 0.63%, 5/07/09 (a)	18,995	18,995,000
Dickinson Independent School District, GO, Series A, 3.00%, 8/01/09	15,000	15,202,528
Eagle Mountain & Saginaw Independent School District, GO, VRDN, Series 141, 0.48%, 5/07/09 (a)	12,000	12,000,000
Fort Worth Independent School District, GO, PUTTERS, VRDN, Series 2582, 0.58%, 5/07/09 (a)(b)	8,515	8,515,000

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Galena Park Independent School District, GO, VRDN, Series 154, 0.60%, 5/07/09 (a)	$11,065	$11,065,000
Grand Prairie Texas Independent School District, GO, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0067, 0.51%, 5/07/09 (a)	5,060	5,059,500
Gregg County Health Facilities Development Corp. RB (Good Shepherd Health System Project), VRDN (a):
0.63%, 5/07/09	20,115	20,115,000
Series C, 0.70%, 5/01/09	34,100	34,100,000
Gulf Coast IDA, RB, IDA, VRDN, 0.47%, 5/01/09 (a)	25,000	25,000,000
Gulf Coast Waste Disposal Authority RB, VRDN (a):
(Air Products, Inc. Project), 0.60%, 5/07/09	17,000	17,000,000
(Air Products, Inc. Project), 0.60%, 5/07/09	12,500	12,500,000
(Amoco Oil Co. Project), 0.47%, 5/01/09	34,700	34,700,000
(BP Amoco Project), 0.47%, 5/01/09	20,000	20,000,000
(Public Waste Service of Texas Project), 0.70%, 5/07/09	6,000	6,000,000
Gulf Coast Waste Disposal Authority, Texas, RB, VRDN, AMT (a):
(Air Products, Inc. Project), 0.60%, 5/07/09	2,800	2,800,000
(Waste Management, Inc.), Series A, 0.60%, 5/07/09 (a)	9,400	9,400,000
Harris County Hospital District RB, ROCS-RR-II-R-12075,VRDN, 0.92%, 5/07/09 (a)(b)	17,000	17,000,000
Harris County RB, Series 2007, ROCS-RR-II-R-12038, VRDN, 1.40%, 5/07/09 (a)(b)	5,575	5,575,000
Harris County, Texas, Health Facilities Development Corp., Revenue Refunding Bonds (Saint Luke’s Episcopal Health System Project), VRDN, Series A, 0.38%, 5/07/09 (a)	70,500	70,500,000
Harris County, Texas, RB, Municipal Securities Trust Certificates, VRDN, Series SGC 31, Class A, 0.63%, 5/07/09 (a)	14,000	14,000,000
Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, VRDN, Series A-1, 0.50%, 5/07/09 (a)	38,700	38,700,000
Houston, Texas, GO, TRAN, 3.00%, 6/30/09	36,000	36,075,897
Houston, Texas, Independent School District, GO, 1.85%, 6/15/09	34,000	34,000,000
Humble, Texas, Independent School District, GO, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0020, 0.51%, 5/07/09 (a)	14,500	14,500,000
Jewett EDC Industrial Development RB (Nucor Corp. Project), VRDN, 1.10%, 5/07/09 (a)	6,200	6,200,000

Municipal Bonds	Par (000)	Value

Texas (continued)
Keller Independent School District, GO, VRDN, Series 111, 0.50%, 5/01/09 (a)	$33,700	$33,700,000
Lake Travis Independent School District, GO, PUTTERS, VRDN, Series 1882, 0.58%, 5/07/09 (a)(b)(c)	9,770	9,770,000
Lubbock Health Facilities Development Corp. RB, (St. Joseph Health System Project), VRDN, Series A, 0.49%, 5/07/09 (a)	9,295	9,295,000
Port Arthur Navigation District RB (Air Products and Chemicals Project), VRDN (a):
0.60%, 5/07/09	20,000	20,000,000
0.60%, 5/07/09	22,500	22,500,000
Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT (a):
1.00%, 5/07/09	22,035	22,035,000
1.00%, 5/07/09	7,200	7,200,000
Port Houston Authority, GO, PUTTERS, VRDN, Series 3170, 0.71%, 5/07/09 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal, Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A, 0.93%, 5/07/09 (a)	10,250	10,250,000
Port of Port Arthur Navigation District RB (BASF Corp. Project), VRDN, Series A, 1.55%, 5/07/09 (a)	15,000	15,000,000
Port of Port Arthur Navigation District RB (Total S.A. Project), VRDN (a):
0.63%, 5/07/09	50,000	50,000,000
Series B, 0.63%, 5/07/09	10,000	10,000,000
Red River, TX, RB (Texas Christian University Project), VRDN, 0.55%, 5/07/09 (a)	10,000	10,000,000
Schertz-Cibolo-Universal City Independent School District, GO, PUTTERS, VRDN, Series 2770, 0.66%, 5/07/09 (a)(b)	905	905,000
State of Texas, GO, PUTTERS, VRDN (a)(b):
Series 2492, 0.56%, 5/07/09	4,250	4,250,000
Series 2615, 0.56%, 5/07/09	8,400	8,400,000
State of Texas, GO, ROCS, VRDN, Series II-R-11082, 0.64%, 5/07/09 (a)(b)	7,545	7,545,000
State of Texas, GO, VRDN, ROCS Series II-R-12208, 1.13%, 5/07/09 (a)(b)	5,080	5,080,000
State of Texas, GO, VRDN, 0.75%, 5/01/09	20,520	20,520,000
State of Texas, GO, VRDN, Series 0090, Class A, 0.63%, 5/07/09 (a)	29,195	29,195,000
State of Texas, GO, VRDN Series A-2, 0.63%, 5/01/09 (a)	6,000	6,000,000
State of Texas, TRAN, 3.00%, 5/01/09	837,500	841,223,155
Tarrant County, Texas, Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Scott and White Memorial Hospital), VRDN, Series B, 0.43%, 5/07/09 (a)	17,000	17,000,000
Texas A&M University RB, ROCS-RR-II-R-11085, VRDN, 0.64%, 5/07/09 (a)(b)	4,590	4,590,000
Texas Department of Housing & Community Affairs RB, ROCS, VRDN, Series II R-11215WF, 0.71%, 5/07/09 (a)(b)	10,000	10,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	45

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Municipal Gas Acquisition & Supply Corp II RB, VRDN, Series 2007-042-19, 0.56%, 5/07/09 (a)	$63,650	$63,650,000
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply RB, ROCS, VRDN, Series II-R-10014, 1.09%, 5/07/09 (a)(b)	39,510	39,510,000
Texas State Transportation Commission RB, ROCS, VRDN, Series II R-4094, 1.10%, 5/07/09 (a)(b)	4,985	4,985,000
Texas, RB, Clipper Tax-Exempt Certificates Trust, VRDN, Series 2007-46, 0.66%, 5/07/09 (a)	10,360	10,360,000
Trinity River Authority RB (Community Waste Disposal Project), VRDN, 0.57%, 5/07/09 (a)	4,170	4,170,000
Waco, Texas, Health Facilities RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0040, 0.53%, 5/07/09 (a)	10,485	10,485,000
West Harris County, Texas, Regulation Water Authority, GO, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 0067, 0.52%, 5/07/09 (a)	10,335	10,335,000
West Side Calhoun County, Naval District RB, (BP Chemicals, Inc. Project), VRDN, 0.47%, 5/01/09 (a)	14,000	14,000,000

		2,142,939,191

Utah — 0.4%
County of Carbon RB (PacificCorp Project), VRDN, 0.50%, 5/07/09 (a)	3,800	3,800,000
Emery County RB (PacificCorp Project), VRDN, 0.55%, 5/07/09 (a)	12,000	12,000,000
Intermountain Power Agency RB, VRDN, 0.65%, 5/01/09 (a)	10,000	10,000,000
Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, VRDN (a):
Series F, 0.60%, 5/07/09	12,000	12,000,000
Series E, 0.68%, 5/07/09	6,150	6,150,000
Utah Housing Corp. RB, VRDN, Series E-1-CL I, 0.50%, 5/07/09 (a)	13,000	13,000,000
Utah Transit Authority, Sales Tax RB, PUTTERS, VRDN, Series 1107B, 0.88%, 5/07/09 (a)(b)	4,855	4,855,000

		61,805,000

Virginia — 1.0%
Barclays Capital Municipal Trust Receipts RB, FLOATS, VRDN, Series D, 0.63%, 5/07/09 (a)(b)(c)	3,335	3,335,000
Capital Beltway Funding Corp. of Virginia, Senior Lien Toll RB (I-495 Hot Lanes Project), VRDN, AMT, Series D, 0.47%, 5/07/09 (a)	6,000	6,000,000
Charles City County EDA RB (Waste Mgmt of Virginia, Inc. Project), VRDN, Series A, 0.60%, 5/07/09 (a)	7,000	7,000,000
Charlottesville IDA RB (University of Virginia Foundation Project), VRDN, Series B, 0.50%, 5/07/09 (a)	27,810	27,810,000
Fairfax County EDA RB (Smithsonian Institute Project), VRDN, Series A, 0.49%, 5/07/09 (a)	3,485	3,485,000
Fairfax County IDA RB (Inova Health System Foundation Project), VRDN (a):
Series A-1, 0.42%, 5/07/09	5,985	5,985,000
Series C-1, 0.41%, 5/07/09	11,685	11,685,000

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Lexington IDA RB, MERLOTS, VRDN, Series E01, 0.47%, 5/07/09 (a)(b)	$5	$5,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project), VRDN, Series A, 0.32%, 5/07/09 (a)	5,200	5,200,000
Loudoun County, Virginia, IDA, RB (Howard Hughes Medical Institute), VRDN, Series B, 0.32%, 5/07/09 (a)	3,800	3,800,000
Norfolk EDA RB, (Sentara Healthcare Project), VRDN, Series C, 0.27%, 5/07/09 (a)	5,300	5,300,000
Norfolk, Virginia, Redevelopment and Housing Authority, Revenue Refunding Bonds (Old Dominion University Project), VRDN, 0.45%, 5/01/09 (a)	9,700	9,700,000
Sussex County IDA RB (McGill Environmental System Project), VRDN, 0.66%, 5/07/09 (a)	1,920	1,920,000
Virginia College Building Authority RB, PUTTERS, VRDN, Series 3276, 0.56%, 5/07/09 (a)(b)(c)	8,555	8,555,000
Virginia Commonwealth University RB, VRDN (a):
Series B, 0.46%, 5/01/09	3,750	3,750,000
Series C, 0.60%, 5/01/09	2,000	2,000,000
Virginia Housing Development Authority RB, MERLOTS, VRDN, Series C03, 0.57%, 5/07/09 (a)(b)	875	875,000
Virginia Small Business Financing Authority RB, (Carilion Medical Center Project), VRDN, Series A, 0.45%, 5/01/09 (a)	42,900	42,900,000
Virginia State, HDA, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series C-42, 0.57%, 5/07/09 (a)(b)	3,470	3,470,000

		152,775,000

Vermont — 0.2%
Vermont Educational and Health Buildings Financing Agency RB (Landmark College Project), Series 2009A, VRDN, 0.50%, 5/01/09 (a)	3,250	3,250,000
Vermont Educational and Health Buildings Financing Agency RB (Fletcher Allen Health Care Project), VRDN, Series A, 0.41%, 5/07/09 (a)	9,115	9,115,000
Vermont State Student Assistance Corp., Education Loan Revenue Refunding Bonds, VRDN, AMT, Senior Series C-1, 0.75%, 5/07/09 (a)	15,000	15,000,000

		27,365,000

Washington — 2.1%
Bellevue, Washington, GO, Refunding, Eagle Tax-Exempt Trust, VRDN, Series 2008-0025, Class A, 1.43%, 5/07/09 (a)	3,050	3,050,000
Chelan County Washington Public Utility RB, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0047, 0.53%, 5/07/09 (a)	11,480	11,480,000
City of Seattle, GO, PUTTERS, VRDN, Series 3024, 0.56%, 5/07/09 (a)(b)	4,530	4,530,000

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Washington (continued)
City of Seattle, RB, VRDN, Series SGA-85, 0.50%, 5/01/09 (a)	$26,280	$26,280,000
City of Tacoma, GO, PUTTERS, VRDN, Series 1220, 0.88%, 5/07/09 (a)(b)	10,180	10,180,000
County of King, GO, PUTTERS, VRDN, Series 2541, 0.56%, 5/07/09 (a)(b)	2,850	2,850,000
King County, Washington, Barclays Capital Municipal Trust Receipts, GO, FLOATS, VRDN, Series 1W, 0.58%, 5/07/09 (a)(b)(c)	4,000	4,000,000
NJB Properties RB (King County Washington Project), Eclipse Funding Trust Series 2007-0106, VRDN, 0.51%, 5/07/09 (a)	3,385	3,385,000
Port Bellingham, Washington, IDC, Environmental Facilities RB, (BP West Coast Products LLC Project), VRDN, AMT, 0.47%, 5/01/09 (a)	36,800	36,800,000
Port of Seattle, GO, FLOATS, VRDN, Series 2993, 0.68%, 5/07/09 (a)(b)(c)	10,715	10,715,000
Seattle Housing Authority, M/F Housing RB, (Douglas Apartments LP Project), VRDN, 1.13%, 5/07/09 (a)	5,700	5,700,000
Snohomish County Public Utility District No 1 RB, VRDN, Series A, 3.10%, 5/07/09 (a)	5,000	5,000,000
State of Washington, GO, EAGLE Tax-Exempt Trust, VRDN, Series 2008-0039, Class A, 1.10%, 5/07/09 (a)	10,400	10,400,000
State of Washington, GO, PUTTERS, VRDN, Series 748, 0.88%, 5/07/09 (a)(b)	6,690	6,690,000
State of Washington, GO, ROCS-RR-II-R-12100, VRDN, 1.37%, 5/07/09 (a)(b)	22,700	22,700,000
State of Washington, VRDN, Macon Trust Certificates, Series D, 0.58%, 5/07/09 (a)	5,715	5,715,000
Washington Economic Development Finance Authority RB (Waste Management, Inc. Project), VRDN, Series D, 0.60%, 5/07/09	4,000	4,000,000
Washington Health Care Facilities Authority RB, VRDN (a):
(Children’s Hospital and Regional Project), 0.50%, 5/07/09	16,870	16,870,000
(PeaceHealth Project), Series B, 0.40%, 5/07/09	5,000	5,000,000
(Swedish Health Services Project), 0.70%, 5/07/09	19,015	19,015,000
Washington Health Care Facilities Authority RB, FLOATS, VRDN, Series 3007, 0.65%, 5/07/09 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, RB (Children’s Hospital & Regional Project), VRDN, Series B, 0.48%, 5/07/09 (a)	19,895	19,895,000
Washington Higher Education Facilities Authority RB (Cornish College of the Arts Project), VRDN, Series A, 0.60%, 5/07/09 (a)	11,160	11,160,000
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Swedish Health Services), VRDN, Series B, 0.42%, 5/07/09 (a)	6,000	6,000,000
Washington State Housing Finance Commission, M/F Housing RB, Series A, VRDN (a):
(Heatherwood I LLC Project), 0.60%, 5/07/09	10,625	10,625,000
(Kingsgate LLC Project), 0.60%, 5/07/09	11,050	11,050,000
(Mill Pointe LP Project), 0.60%, 5/07/09	9,225	9,225,000

	Par
Municipal Bonds	(000)	Value

Washington (concluded)
Washington State Housing Finance Commission, S/F Housing RB, AMT, VRDN, Series 1A, 0.50%, 5/07/09 (a)	$15,000	$15,000,000
Washington State Housing Finance Commission, S/F Housing RB, PUTTERS, Series 1335, VRDN, 0.88%, 5/07/09 (a)(b)	3,205	3,205,000
Washington State Public Power Supply Systems Revenue Refunding Bonds (Nuclear Project Number One), VRDN, Series 1A-1, 0.42%, 5/07/09 (a)	8,285	8,285,000

		317,805,000

West Virginia — 0.1%
West Virginia EDA, Solid Waste Disposal Facilities, Revenue Refunding Bonds (Ohio Power Co. Project), VRDN, Series C, 0.47%, 5/07/09 (a)	9,000	9,000,000
West Virginia Higher Education Policy Commission RB, VRDN, Class A, 0.92%, 5/07/09 (a)	9,900	9,900,000

		18,900,000

Wisconsin — 4.8%
Milwaukee Redevelopment Authority RB, VRDN, 0.65%, 5/07/09 (a)	15,295	15,295,000
Milwaukee, Wisconsin, RAN, 3.00%, 9/03/09	6,400	6,429,972
New Berlin School District, GO, 2.50%, 8/26/09	16,500	16,540,167
State of Wisconsin, GO, FLOATS, VRDN, 0.63%, 5/07/09 (a)(b)	13,050	13,050,000
University Hospitals and Clinics Authority RB, VRDN, Series A, 0.48%, 5/07/09 (a)	4,870	4,870,000
Village of Pleasant Prairie RB (Wisconsin Electric Power Co. Project), VRDN, 0.48%, 5/07/09 (a)	9,100	9,100,000
Wisconsin Health and Educational Facilities Authority RB (Capitol Lakes Inc. Project), VRDN, Series B, 0.55%, 5/07/09 (a)	10,025	10,025,000
Wisconsin Health and Educational Facilities Authority RB (Marquette University Project), VRDN, 0.63%, 5/07/09 (a)	4,100	4,100,000
Wisconsin Housing and EDA RB, VRDN (a):
Series A, 1.25%, 5/07/09	21,020	21,020,000
Series A, 0.78%, 5/07/09	56,120	56,120,000
Series A, 1.25%, 5/07/09	14,190	14,190,000
Series G, 0.73%, 5/07/09	16,700	16,700,000
Wisconsin State, GO, ECN, CP:
0.65%, 7/14/09	38,513	38,513,000
0.65%, 7/14/09	16,800	16,800,000
0.65%, 7/10/09	52,000	52,000,000
0.65%, 7/09/09	29,000	29,000,000
0.60%, 5/18/09	13,000	13,000,000
Wisconsin State Operating Notes, 3.00%, 6/15/09	315,900	316,403,449
Wisconsin State Petroleum Inspection Fee, CP:
0.65%, 7/07/09	28,000	28,000,000
0.70%, 7/10/09	16,000	16,000,000
0.60%, 7/13/09	12,000	12,000,000

		709,156,588

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	47

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Wyoming — 0.2%
Wyoming Community Development Authority RB, AMT, VRDN (a):
Series 2, 3.00%, 5/07/09	$7,430	$7,430,000
Series 6, 3.00%, 5/07/09	4,050	4,050,000
Series 8, 3.00%, 5/07/09	2,500	2,500,000
Series 4, 3.00%, 5/07/09	3,500	3,500,000
Series 7, 3.00%, 5/07/09	7,450	7,450,000
Wyoming Community Development Authority RB, VRDN (a):
Series 3, 3.00%, 5/07/09	3,910	3,910,000
Series 9, 3.00%, 5/07/09	4,500	4,500,000

		33,340,000

Total Investments (Cost — $14,704,522,038*) — 98.8%		14,704,522,038
Other Assets Less Liabilities — 1.2%		181,202,688

Net Assets — 100.0%		$14,885,724,726

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Effective May 1,2008,the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	—
Level 2	$14,704,522,038
Level 3	—

Total	$14,704,522,038

See Notes to Financial Statements.

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2009	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets

Investments at value — unaffiliated[1]	$17,373,439,760	$26,084,738,656	$14,704,522,038
Investments sold receivable	—	—	193,363,216
Cash	20,926,282	19,838,686	10,586,899
Interest receivable	19,892,072	30,940,062	64,633,029

	17,414,258,114	26,135,517,404	14,973,105,182

Liabilities

Investments purchased payable	100,000,000	150,000,000	86,614,951
Investment advisory fees payable	735,657	1,082,175	600,806
Other accrued expenses payable	177,081	246,292	164,699

	100,912,738	151,328,467	87,380,456

Net Assets	$17,313,345,376	$25,984,188,937	$14,885,724,726

Investor’s Capital

Investor’s Capital	$17,313,345,376	$25,984,188,937	$14,885,724,726

[1] Investments at cost — unaffiliated	$17,373,439,760	$26,084,738,656	$14,704,522,038

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2009	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income

Interest	$533,179,279	$598,907,348	$302,825,725

Expenses

Investment advisory	11,374,069	13,212,532	8,465,655
Custodian	400,461	500,080	452,410
Transfer agent	51,240	85,925	53,394

Total expenses	11,825,770	13,798,537	8,971,459

Net investment income	521,353,509	585,108,811	293,854,266

Realized Gain (Loss)

Net realized gain (loss) from investments	(3,174,602)	1,565,391	1,121,520

Net Increase in Net Assets Resulting from Operations	$518,178,907	$586,674,202	$294,975,786

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	49

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio		Master Institutional Tax-Exempt Portfolio

	Year Ended April 30,		Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets	2009	2008	2009	2008	2009	2008

Operations

Net investment income	$521,353,509	$1,348,873,600	$585,108,811	$1,216,068,981	$293,854,266	$585,296,670
Net realized gain (loss)	(3,174,602)	6,681,132	1,565,391	2,210,210	1,121,520	1,567,648

Net increase in net assets resulting from operations	518,178,907	1,355,554,732	586,674,202	1,218,279,191	294,975,786	586,864,318

Capital Transactions

Contributions from feeders	38,186,929,469	63,025,093,602	35,834,460,841	27,764,851,143	8,805,287,046	12,669,806,683
Withdrawals from feeders	(53,824,174,946)	(51,866,715,493)	(40,054,046,911)	(19,738,940,259)	(11,735,886,295)	(10,649,897,566)

Net increase (decrease) in net assets derived from capital transactions	(15,637,245,477)	11,158,378,109	(4,219,586,070)	8,025,910,884	(2,930,599,249)	2,019,909,117

Net Assets

Total increase (decrease) in net assets	(15,119,066,570)	12,513,932,841	(3,632,911,868)	9,244,190,075	(2,635,623,463)	2,606,773,435

Beginning of year	32,432,411,946	19,918,479,105	29,617,100,805	20,372,910,730	17,521,348,189	14,914,574,754

End of year	$17,313,345,376	$32,432,411,946	$25,984,188,937	$29,617,100,805	$14,885,724,726	$17,521,348,189

See Notes to Financial Statements.

50	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.29%	4.74%	5.19%	3.81%	1.80%

Supplemental Data

Net assets, end of year (000)	$17,313,345	$32,432,412	$19,918,479	$16,828,490	$18,759,281

	Master Institutional Portfolio

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.21%	4.73%	5.24%	3.93%	1.87%

Supplemental Data

Net assets, end of year (000)	$25,984,189	$29,617,101	$20,372,911	$12,600,154	$9,394,900

	Master Institutional Tax-Exempt Portfolio

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.74%	3.30%	3.58%	2.82%	1.56%

Supplemental Data

Net assets, end of year (000)	$14,885,725	$17,521,348	$14,914,575	$14,063,477	$12,621,664

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	51

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is organized as a limited liability company under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors (the “Board”) to issue unlimited interests in the Master LLC. Interests in the Master LLC are issued solely in private placement transactions to accredited investors. The Master LLC consists of five series, Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Government Portfolio, Master Treasury Portfolio and Master Institutional Tax-Exempt Portfolio, (collectively, the “Master Funds”). Master Government Portfolio and Master Treasury Portfolio are not currently active. The Master LLC’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Trustees of Funds for Institutions Series and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies consistently followed by the Master LLC:

Valuation of Investments: Each Master Fund’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master Premier Institutional Portfolio and the Master Institutional Portfolio (the “Funds”) may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Income Taxes: The Master Funds are classified as partnerships for federal income tax purposes. As such, each investor in a Master Fund is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no federal income tax provision is required. It is intended that the Master Funds’ assets will be managed so investors in the Master Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Funds file applicable US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Funds’ US federal tax returns remains open for the four years ended April 30, 2009. The statutes of limitations on the Master Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for fiscal years beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master Funds amortize all premiums and discounts on debt securities.

Other: Expenses directly related to a Master Fund are charged to that Master Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

52	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”) acts as the investment advisor for each Master Fund pursuant to an investment advisory agreement with the Master LLC. The Advisor manages each Master Fund’s investments subject to the oversight of the Board of the Master LLC. Each Master Fund pays the Advisor a fee at the annual rate of 0.05% of its average daily net assets. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Master LLC under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor has, with respect to the Master LLC on behalf of the Portfolios, entered into a subadvisory agreement with BlackRock Institutional Management Corporation, an affiliate, under which the Advisor pays the sub-advisor for the services it provides to the Master Funds a monthly fee that is a percentage of the advisory fee paid by each Master Fund to the Advisor. The sub-advisor is responsible for the day-to-day management of the Master Funds.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock and its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

Short-Term Borrowings: Master Premier Institutional and Master Institutional Portfolios, along with certain other funds managed by the Advisor and its affiliates, were each parties to a $5 billion credit agreement with PNC Bank N.A. Master Premier Institutional and Master Institutional Portfolios were able to borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Master Premier Institutional and Master Institutional Portfolios were each able to borrow up to the maximum amount allowable under its current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On September 19, 2008, the origination date, Master Premier Institutional and Master Institutional Portfolios paid an origination fee of0015% of net assets, which is included in miscellaneous in the Statements of Operations. Master Premier Institutional and Master Institutional Portfolios also paid a commitment fee of 0.10% per annum, through October 31, 2008, based on each fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement would bear interest at a rate equal to the effective federal funds rate plus 0.75%. Master Premier Institutional and Master Institutional Portfolios did not borrow under the credit agreement, which was terminated on October 31, 2008.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statements of Assets and Liabilities.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	53

Report of Independent Registered Public Accounting Firm

To the Directors and Investors of Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities of the Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (the “Master Funds”), each a separate series of the Master Institutional Money Market LLC, including the schedules of investments, as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Master Funds as of April 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2009

54	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Directors and Officers

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2002

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	55

Directors and Officers (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Formerly Director, Indotronix International (IT services) from 2004 to 2008.

				34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Funds’/Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			175 Funds 285 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

			175 Funds 285 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

56	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

Directors and Officers (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Trust/Master LLC Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s US Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of US Funds at BlackRock, Inc. since 2006; Formerly General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Trust/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Trust’s/Master LLC’s Directors and Officers is available in the Trust’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor or Administrator BlackRock Advisors, LLC Wilmington, DE 19809

Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02101

Transfer Agent Boston Financial Data Services Quincy, MA 02171

Distributor BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

Legal Counsel Sidley Austin LLP New York, NY 10019

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009	57

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website at www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 225-1576; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 225-1576 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Series’ current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Funds’ participation in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds disclosed in this annual report. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Funds For Institutions Series
One Financial Center
Boston, MA 02111

#50405-4/09

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

FFI Government Fund	$36,100	$36,000	$0	$0	$6,100	$6,100	$733	$749
FFI Institutional Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$733	$749
FFI Institutional Tax-Exempt Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$733	$749
FFI Premier Institutional Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$733	$749
FFI Select Insitutional Fund	$7,800	$11,700	$0	$0	$6,100	$6,100	$733	$749
FFI Treasury Fund	$28,100	$28,000	$0	$0	$6,100	$6,100	$733	$749
Master Institutional Portfolio	$39,100	$39,000	$0	$0	$5,500	$5,500	$0	$0
Master Institutional Tax-Exempt Portfolio	$39,100	$39,000	$0	$0	$5,500	$5,500	$0	$0
Master Premier Institutional Portfolio	$49,100	$49,000	$0	$0	$6,600	$6,600	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the

SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

FFI Government Fund	$414,333	$294,349
FFI Institutional Fund	$414,333	$294,349
FFI Institutional Tax-Exempt Fund	$414,333	$294,349
FFI Premier Institutional Fund	$414,333	$294,349
FFI Select Insitutional Fund	$414,333	$294,349
FFI Treasury Fund	$414,333	$294,349
Master Institutional Portfolio	$413,000	$293,000
Master Institutional Tax-Exempt Portfolio	$413,000	$293,000
Master Premier Institutional Portfolio	$414,100	$294,100

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: August 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: August 10, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: August 10, 2009